UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21774

                         First Trust Exchange-Traded Fund
                (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[LOGO OMITTED]

FIRST TRUST
ADVISORS L.P.

--------------------------------
First Trust Exchange-Traded Fund
--------------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

First Trust IPOX-100 Index Fund

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

First Trust NASDAQ-100-Technology Sector Index(SM) Fund

First Trust Amex(R) Biotechnology Index Fund

First Trust Dow Jones Internet Index(SM) Fund

First Trust DB Strategic Value Index Fund

First Trust Value Line(R) Equity Allocation Index Fund

First Trust Value Line(R) Dividend Index Fund



                                                                   Annual Report
                                                               December 31, 2006

Front Cover


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006

Shareholder Letter                                                             1
Market Overview                                                                2
Fund Performance Overview
     First Trust Dow Jones Select MicroCap Index(SM) Fund                      3
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                5
     First Trust IPOX-100 Index Fund                                           7
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                      9
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund                  11
     First Trust Amex(R) Biotechnology Index Fund                             13
     First Trust Dow Jones Internet Index(SM) Fund                            15
     First Trust DB Strategic Value Index Fund                                17
     First Trust Value Line(R) Equity Allocation Index Fund                   19
     First Trust Value Line(R) Dividend Index Fund                            21
Understanding Your Fund Expenses                                              23
Portfolio of Investments
     First Trust Dow Jones Select MicroCap Index(SM) Fund                     26
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund               31
     First Trust IPOX-100 Index Fund                                          33
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                     35
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund                  37
     First Trust Amex(R) Biotechnology Index Fund                             38
     First Trust Dow Jones Internet Index(SM) Fund                            39
     First Trust DB Strategic Value Index Fund                                40
     First Trust Value Line(R) Equity Allocation Index Fund                   41
     First Trust Value Line(R) Dividend Index Fund                            44
Statements of Assets and Liabilities                                          48
Statements of Operations                                                      50
Statements of Changes in Net Assets                                           53
Financial Highlights                                                          56
Notes to Financial Statements                                                 62
Report of Independent Registered Public Accounting Firm                       69
Additional Information                                                        70
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Federal Income Tax Information
     Advisory Agreements
Board of Trustees and Officers                                                74
Risk Considerations                                                           77

                  Caution Regarding Forward-Looking Statements

     This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

     Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                            How to Read This Report

     This report contains information that can help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

     By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

     It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                                 Annual Report
                               December 31, 2006

Dear Shareholders:

We are pleased to present this annual report of the First Trust Exchange-Traded Fund (the "Trust").

Over this reporting period, the markets were generally positive, the U.S. economy expanded, and many of the major economic indicators were positive. The Trust now consists of 10 Funds. This report contains a market overview, Fund performance overviews, portfolios of investments and other financial statements for the reporting period ended December 31, 2006, for each Fund included in the Trust.

In 2006, the Funds distributed no capital gains. Additionally, for those Funds which distributed income, 100 percent was qualified dividend income. Taxes remain an important consideration when evaluating the investment options available in the marketplace. Because of their tax efficient structure, we believe exchange-traded funds continue to be a wise choice for investors who are concerned about taxes.

We value our relationship with our investors and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of the First Trust Exchange-Traded Fund
February 21, 2007

--------------------------------------------------------------------------------
Market Overview
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                                 Annual Report
                               December 31, 2006


[PHOTO OMITTED]

Robert F. Carey, CFA
Senior Vice President and Chief Investment Officer
First Trust Advisors L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

Market Overview

On an inflation-adjusted basis, the U.S. economy expanded by 3.3% in 2006 - which is roughly equal to its 50-year average growth rate. It did this despite the fact that the housing sector entered into a long-anticipated correction after several years of being boosted by unusually low interest rates. Unlike in previous business cycles, the contraction in housing did not coincide with dramatic weakness in other sectors of the economy. Personal consumption expanded by 3.7%, while business fixed investment - spending on plant, equipment, and software - increased about 9%. Exports also increased about 9% as foreign economic growth picked up.

Although falling energy prices late in 2006 held the Consumer Price Index ("CPI") to a 2.5% gain, the core CPI, which excludes food and energy prices, increased 2.6%, the largest increase in five years. The "median CPI," a measure of underlying inflation calculated by the Federal Reserve Bank of Cleveland, increased 3.7% in 2006, also the largest gain in five years. Despite some signs of rising inflationary pressures, bond yields remained low. The 10-year Treasury bond yield ended 2006 at 4.71%, slightly higher than its year-end 2005 yield of 4.39%, but still well below its 6.04% average yield between 1995 and 1999.

Federal Reserve Board Chairman Alan Greenspan retired in January 2006 and was succeeded by Ben Bernanke. The Federal Reserve's short-term interest rate target began 2006 at 4.25%, was boosted in four 25-basis point increments during the first six months of 2006 and then remained steady. The federal funds rate ended the year at 5.25%, with the futures markets pricing in a small chance of rate cuts during 2007. However, after strengthening in 2005, the U.S. dollar fell back to a fresh 9-year low when compared to the Federal Reserve Board's trade-weighted broad index of world currencies.

While many U.S. stock indices climbed to multi-year highs during 2006, corporate profits grew strongly as well. As a result, the trailing 12-month P/E ratio for the S&P 500 fell to 17.4% in December 2006 from 17.9% in December 2005.

--------------------------------------------------------------------------------
Fund Performance Overview
--------------------------------------------------------------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.


                                       Performance as of December 31, 2006

                   Average Annual Total Returns                                        Cumulative Total Returns
-------------------------------------------------------------------------------   ---------------------------------------
      12 Months ended 12/31/06                 Inception to 12/31/06                     Inception to 12/31/06
---------------------------------------  --------------------------------------   ---------------------------------------
                           Russell 2000                            Russell 2000                              Russell 2000
NAV      Market   Index    Index         NAV      Market   Index   Index          NAV     Market    Index    Index
15.69%   15.99%   16.52%   18.44%        15.65%   15.69%   16.52%  16.76%         0.02%   20.16%    21.15%   21.46%


Industrials and financials, two of the largest sector weightings in the Fund, were the two biggest contributors to the Fund return as both produced solid returns. Consumer discretionary stocks also helped Fund performance due to returns that beat the overall Index. Information technology, the fourth largest sector weight in the Fund, held back Fund performance as the Fund's holdings in that sector trailed the overall Index. The top performing stocks, by contribution to return, were General Cable Corp., W.R. Grace & Co., Christopher & Banks Corp., Robbins & Myers, Inc., and First Cash Financial Services, Inc. The worst performing stocks, by percentage loss, were Blue Coat Systems, Inc., Secure Computing Corp., Multi-Fineline, Electronix, Inc., Witness Systems, Inc., and Conn's, Inc.

       Total returns for the periods since inception are calculated from the inception date of the Fund (09/27/05). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (09/30/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                      % of Net Assets
-----------------------------------------------------------
Industrials                                          22.69%
Consumer Discretionary                               19.85
Financials                                           19.40
Information Technology                               13.27
Health Care                                           9.46
Energy                                                5.75
Consumer Staples                                      3.91
Materials                                             3.66
Telecommunication Services                            1.93
Utilities                                             0.25
Net Other Assets & Liabilities                       -0.17
                                                    ------
Total                                               100.00%
                                                    ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                    % of Net Assets
-----------------------------------------------------------
W.R. Grace & Co.                                      0.88%
NorthStar Realty Finance Corp.                        0.75
Skechers U.S.A., Inc., Class A                        0.68
Amedisys, Inc.                                        0.65
Manhattan Associates, Inc.                            0.63
Mid-State Bancshares                                  0.62
TriZetto Group (The), Inc.                            0.61
ElkCorp                                               0.61
Williams Partners LP                                  0.61
Middleby Corp.                                        0.60
                                                     -----
Total                                                 6.64%
                                                     =====

-------------------
Dow Jones and Dow Jones Select MicroCap Index are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund (Continued)

                     Growth of a $10,000 Initial Investment
                     September 27, 2005 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                  First Trust             The Dow Jones
                Dow Jones Select         Select MicroCap
              MicroCap Index(SM) Fund       Index(SM)         Russell 2000 Index
              -----------------------    ---------------      ------------------
 9/27/2005            $10,000               $10,000                 $10,000
12/31/2005             10,374                10,397                  10,254
12/31/2006             12,002                12,115                  12,146


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006                45                    0                           0                         0
9/30/2006                 38                    6                           2                         0
6/30/2006                 17                    1                           0                         0
3/31/2006                 25                    1                           0                         0
12/31/2005*               31                    1                           3                         0

                     Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006                18                    0                           0                         0
9/30/2006                 17                    0                           0                         0
6/30/2006                 45                    0                           0                         0
3/31/2006                 36                    0                           0                         0
12/31/2005*               29                    0                           0                         0

* Trading commenced on September 30, 2005.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The inception date of the Index was June 30, 1997. The objective of the Index is to offer investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks of the securities listed on one of the three major exchanges (the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") or The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that have been selected through the application of Morningstar Inc.'s proprietary multi-step screening process.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
               --------------------------------------------------
                             Inception to 12/31/06
               --------------------------------------------------
                  NAV        Market       Index     S&P 500 Index
                20.80%       20.72%      21.10%        13.17%

Financials, the largest sector weighting in the Fund, were the biggest contributor to Fund performance as the Fund's holdings performed roughly in-line with the overall Index. Telecommunications was second biggest contributor to Fund performance, led by AT&T (the biggest individual contributor to Fund performance). Strong performance from the Fund's health care and utilities holdings also helped performance. Minimal weighting in the consumer discretionary sector prevented it from adding much to the Fund return despite strong performance from the Fund's holdings in that sector.

The five best performers, by contribution to return, were AT&T, Inc., Citigroup Inc., Bank of America Corp., Altria Group, Inc., and Merck & Co., Inc. The five worst performers, by contribution to return, were JPMorgan Chase & Co., Doral Financial Corp., Olin Corp., USEC Inc., and La-Z-Boy, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (03/09/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/15/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

Portfolio Sector Allocation as of December 31, 2006

Sector                             % of Net Assets
--------------------------------------------------
Financials                                   39.04%
Health Care                                  15.54
Telecommunication Services                   13.95
Utilities                                    13.81
Consumer Staples                             12.15
Materials                                     4.24
Energy                                        0.50
Consumer Discretionary                        0.26
Industrials                                   0.07
Net Other Assets & Liabilities                0.44
                                            ------
Total                                       100.00%
                                            ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                           % of Net Assets
--------------------------------------------------
Citigroup, Inc.                              10.34%
Bank of America Corp.                         9.87
Pfizer, Inc.                                  9.32
Altria Group, Inc.                            9.31
Verizon Communications, Inc.                  6.36
AT&T, Inc.                                    4.81
Wachovia Corp.                                4.70
Merck & Co., Inc.                             3.26
US Bancorp                                    3.11
Bristol-Myers Squibb Co.                      2.97
                                             -----
Total                                        64.05%
                                             =====

-----------------
Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc, nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       March 9, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


              First Trust Morningstar(R)     Morningstar(R)
                 Dividend Leaders(SM)       Dividend Leaders
                      Index Fund               Index(SM)          S&P 500 Index
              --------------------------    ----------------      -------------
  3/9/2006             $10,000                  $10,000              $10,000
12/31/2006              12,080                   12,110               11,317


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006               47                       0                        0                          0
9/30/2006                34                       0                        0                          0
6/30/2006                24                       8                        3                          0
3/31/2006*               11                       0                        0                          0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006               16                       0                        0                          0
9/30/2006                29                       0                        0                          0
6/30/2006                28                       0                        0                          0
3/31/2006*                2                       0                        0                          0

* Trading commenced on March 15, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust IPOX-100 Index Fund

The First Trust IPOX-100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 companies ranked quarterly by market capitalization in the IPOX Composite U.S. Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") in the IPOX Composite U.S. Index. The IPOX Composite U.S. Index is a rules-based value-weighted index measuring the average performance of U.S. IPOs during their first 1,000 trading days. Index constituents are selected based on quantitative initial screens and range from large, mature companies and fast growing IPOs to IPOs underperforming the market. The IPOX Composite U.S. Index is reconstituted regularly with IPOs being added to the Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or four years thereafter. The inception date of the Index and the IPOX Composite U.S. Index was January 3, 1989.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
                ------------------------------------------------
                             Inception to 12/31/06
                ------------------------------------------------
                  NAV     Market    Index     Russell 3000 Index
                11.00%    10.90%    11.54%          10.69%

The Fund's financial holdings were the biggest contributor to Fund performance over the period as they had the best performance and largest weighting in the Fund. The Fund's information technology and consumer discretionary holdings also positively contributed to Fund performance. The Fund's energy holdings were the only group to post negative returns for the period, thus hurting Fund performance.

The five best performing stocks, by contribution to return, were MasterCard, Inc., Freescale Semiconductor Inc., Google Inc., NYSE Group, Inc. and First Marblehead Corp. The five worst performing stocks, by contribution to return, were Seagate Technology, Inc., NAVTEQ Corp., VeraSun Energy Corp., W&T Offshore, Inc., and Hewitt Associates, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (04/12/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/13/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

Portfolio Sector Allocation as of December 31, 2006

Sector                                 % of Net Assets
------------------------------------------------------
Financials                                       27.21%
Information Technology                           22.67
Consumer Discretionary                           21.86
Industrials                                       8.62
Health Care                                       5.18
Energy                                            5.16
Materials                                         4.29
Telecommunication Services                        2.65
Consumer Staples                                  1.46
Utilities                                         0.80
Net Other Assets & Liabilities                    0.10
                                                ------
Total                                           100.00%
                                                ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                              % of Net Assets
-----------------------------------------------------
Google, Inc., Class A                            9.56%
Viacom, Inc., Class B                            7.43
Western Union Co.                                4.45
NYSE Group, Inc.                                 3.93
Genworth Financial, Inc., Class A                3.92
MasterCard, Inc., Class A                        3.44
Ameriprise Financial, Inc.                       3.41
Clear Channel Outdoor Holdings, Inc., Class A    2.56
Embarq Corp.                                     2.03
CB Richard Ellis Group, Inc., Class A            1.94
                                                -----
Total                                           42.67%
                                                =====

------------------
IPOX is a registered/pending trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust IPOX-100 Index Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       April 12, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust
                IPOX-100 Index Fund     IPOX-100 U.S. Index   Russell 3000 Index
                -------------------     -------------------   ------------------
 4/12/2006            $10,000                $10,000               $10,000
12/31/2006             11,100                 11,154                11,069


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006               25                     0                         0                             0
9/30/2006                 2                     0                         0                             0
6/30/2006*               10                     0                         0                             0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006               38                     0                         0                             0
9/30/2006                61                     0                         0                             0
6/30/2006*               45                     0                         0                             0

* Trading commenced on April 13, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

The investment objective of the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and the Index is rebalanced quarterly. The inception date of the Index was June 20, 2005.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
                ------------------------------------------------
                             Inception to 12/31/06
                ------------------------------------------------
                  NAV    Market    Index     NASDAQ-100 Index(R)
                 0.60%   0.50%     0.97%            1.68%

Consumer discretionary stocks, approximately 23% of the Fund's net assets, were the biggest contributor to Fund performance as the sector was one of the top three performers in the market over the period. The Fund's telecommunication services stocks had the best performance over the period although their small weighting (approximately 3% of net assets) limited their impact on the Fund. The Fund's consumer staples, energy and industrial holdings all detracted from Fund performance. Small weightings in the sectors (approximately 2%, 1% and 8% of net assets, respectively) minimized the negative impact on overall Fund performance.

The five best performers, by contribution to return, were Research In Motion Ltd., Akamai Technologies, Inc., American Power Conversion Corp., Comcast Corp., and Celgene Corp. The five worst performers, by contribution to return, were Red Hat, Inc., Marvell Technology Group Ltd., JDS Uniphase Corp., Joy Global, Inc., and Patterson-UTI Energy, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (04/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the NASDAQ(R), the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/25/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                 % of Net Assets
------------------------------------------------------
Information Technology                           47.70%
Consumer Discretionary                           22.62
Health Care                                      14.84
Industrials                                       8.11
Telecommunication Services                        3.13
Consumer Staples                                  1.98
Materials                                         1.03
Energy                                            0.89
Net Other Assets & Liabilities                   (0.30)
                                                ------
Total                                           100.00%
                                                ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                               % of Net Assets
------------------------------------------------------
Expedia, Inc.                                     1.15%
Monster Worldwide, Inc.                           1.12
Garmin Ltd.                                       1.12
Joy Global, Inc.                                  1.11
Sepracor, Inc.                                    1.10
Akamai Technology, Inc.                           1.10
Biomet, Inc.                                      1.09
Comverse Technology, Inc.                         1.09
Lamar Advertising Co., Class A                    1.09
Discovery Holding Co., Class A                    1.09
                                                 -----
Total                                            11.06%
                                                 =====

-----------------
Nasdaq, Nasdaq-100, Nasdaq-100 Index(R), and Nasdaq-100 Technology Sector Index(SM) are trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       April 19, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


             First Trust NASDAQ-100
                 Equal Weighted            NASDAQ-100
                 Index(SM) Fund       Equal Weighted Index   NASDAQ-100 Index(R)
             ----------------------   --------------------   -------------------
 4/19/2006           $10,000                $10,000              $10,000
12/31/2006            10,060                 10,097               10,168


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              40                      0                           1                         0
9/30/2006               43                      0                           0                         0
6/30/2006*              22                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              22                      0                           0                         0
9/30/2006               20                      0                           0                         0
6/30/2006*              26                      0                           0                         0

 * Trading commenced on April 25, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust NASDAQ-100-Technology Sector Index(SM) Fund

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest non-financial companies listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
              ----------------------------------------------------
                             Inception to 12/31/06
              ----------------------------------------------------
                NAV     Market    Index    S&P 500 Info Tech Index
              -0.15%    -0.25%    0.20%              2.96%

Akamai Technologies was the biggest contributor to Fund performance as continued growth in internet retailing and downloading increased demand for the company's products. Research in Motion Ltd. was the second biggest contributor to Fund performance, helped by growth in the company's popular Blackberry devices that surpassed forecasts. Red Hat, Inc., a distributor of Linux software, was the biggest drag on performance, hurt by increased competition in the market for Linux software and services.

The five best performing stocks, by contribution to return, were Akamai Technologies, Inc., Research In Motion Ltd., American Power Conversion Corp., NVIDIA Corp., and Apple Computer, Inc. The five worst performers, by contribution to return were Red Hat, Inc., Marvell Technology Group Ltd., JDS Uniphase Corp., Citrix Systems, Inc., and Tellabs, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (04/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the NASDAQ(R), the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (04/25/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                  % of Net Assets
-------------------------------------------------------
Information Technology                            97.85%
Industrials                                        2.47
Net Other Assets & Liabilities                    (0.32)
                                                 ------
Total                                            100.00%
                                                 ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                % of Net Assets
-------------------------------------------------------
Akamai Technologies, Inc.                          2.65%
Comverse Technology, Inc.                          2.61
Adobe Systems, Inc.                                2.58
Microsoft Corp.                                    2.52
Tellabs, Inc.                                      2.50
NVIDIA Corp.                                       2.49
Symantec Corp.                                     2.49
Cisco Systems, Inc.                                2.49
Telefonaktiebolaget LM Ericsson ADR                2.47
American Power Conversion Corp.                    2.47
                                                  -----
Total                                             25.27%
                                                  =====

------------------------
Nasdaq, Nasdaq-100, Nasdaq-100 Index(R), and Nasdaq-100 Technology Sector Index(SM) are trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust NASDAQ-100-Technology Sector Index(SM) Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       April 19, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust             NASDAQ-100
                NASDAQ-100-Technology        Technology            S&P 500
                Sector Index(SM) Fund       Sector Index       Info Tech Index
                ---------------------       ------------       ---------------
 4/19/2006             $10,000                 $10,000             $10,000
12/31/2006               9,985                  10,020              10,296


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              38                      1                           0                         0
9/30/2006               33                      0                           1                         1
6/30/2006*              32                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              24                      0                           0                         0
9/30/2006               28                      0                           0                         0
6/30/2006*              16                      0                           0                         0

* Trading commenced on April 25, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Amex(R) Biotechnology Index Fund

The investment objective of the First Trust Amex(R) Biotechnology Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Amex(R) Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal dollar weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
               ---------------------------------------------------
                             Inception to 12/31/06
               ---------------------------------------------------
                 NAV     Market     Index     NASDAQ Biotech Index
                17.75%   17.90%     18.15%           11.14%

Myogen, Inc. and ICOS Corp. were two of the biggest contributors to Fund performance as both companies reached agreements to be acquired during the period. InterMune, Inc. was also a strong performer for the Fund, helped by positive data from clinical trials using one of the company's developmental drugs. ImClone Systems, Inc. was the biggest drag on Fund performance as the company's long-term growth prospects were called into question due to competition for Erbitux, its only drug.

The three best performing stocks, by contribution to return, were Myogen, Inc., InterMune, Inc., and ICOS Corp. The worst performing stocks, by contribution to return, were ImClone Systems, Inc., Nektar Therapeutics, and Affymetrix, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (06/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (06/23/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                 % of Net Assets
------------------------------------------------------
Health Care                                      99.65%
Net Other Assets & Liabilities                    0.35
                                                ------
Total                                           100.00%
                                                ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                               % of Net Assets
------------------------------------------------------
InterMune, Inc.                                   6.73%
Celgene Corp.                                     6.20
Vertex Pharmaceuticals, Inc.                      5.38
Biogen Idec, Inc.                                 5.37
ICOS Corp.                                        5.25
MedImmune, Inc.                                   5.18
Cephalon, Inc.                                    4.93
Nektar Therapeutics                               4.91
Millennium Pharmaceuticals, Inc.                  4.90
Millipore Corp.                                   4.83
                                                 -----
Total                                            53.68%
                                                 =====

------------------
The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Amex(R) Biotechnology Index Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       June 19, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                 First Trust Amex(R)        Amex(R)
                    Biotechnology        Biotechnology
                     Index Fund              Index         NASDAQ Biotech Index
                 -------------------     -------------     --------------------
 6/19/2006            $10,000               $10,000               $10,000
12/31/2006             11,775                11,815                11,114


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              38                      0                           0                         0
9/30/2006               20                      0                           0                         0
6/30/2006*               6                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              25                      0                           0                         0
9/30/2006               43                      0                           0                         0
6/30/2006*               0                      0                           0                         0

* Trading commenced on June 23, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Dow Jones Internet Index(SM) Fund

The investment objective of the First Trust Dow Jones Internet Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
                -------------------------------------------------
                             Inception to 12/31/06
                -------------------------------------------------
                 NAV      Market      Index         S&P 500 Index
                12.85%    12.95%      13.16%            15.54%

Akamai Technologies, Inc. was the biggest contributor to Fund performance as continued growth in internet retailing and downloading increased demand for the company's products. IAC/InterActiveCorp was the second biggest contributor to Fund performance, helped by continued strength in the company's mix of online businesses. Yahoo! Inc., one of the Fund's largest holdings, was the biggest drag on performance as increased competition in its internet search and advertising businesses hurt profit growth.

The three best performing stocks, by contribution to return, were Akamai Technologies, Inc., IAC/InterActiveCorp, and Google, Inc. The three worst performers, by contribution to return were Yahoo! Inc., CheckFree Corp., and EarthLink, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (06/19/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (06/23/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                   % of Net Assets
--------------------------------------------------------
Information Technology                             66.60%
Consumer Discretionary                             15.31
Financials                                         11.27
Industrials                                         4.23
Health Care                                         2.84
Net Other Assets & Liabilities                     (0.25)
                                                  ------
Total                                             100.00%
                                                  ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                 % of Net Assets
--------------------------------------------------------
Google, Inc., Class A                               9.33%
Yahoo!, Inc.                                        9.32
eBay, Inc.                                          8.95
Amazon.com, Inc.                                    8.83
E*TRADE Financial Corp.                             7.18
VeriSign, Inc.                                      4.65
IAC/InterActiveCorp                                 4.63
Akamai Technologies, Inc.                           4.60
Monster Worldwide, Inc.                             4.23
TD Ameritrade Holding Corp.                         4.09
                                                   -----
Total                                              65.81%
                                                   =====

--------------
Dow Jones and Dow Jones Internet Composite Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Dow Jones Internet Index(SM) Fund (Continued)

                     Growth of a $10,000 Initial Investment
                       June 19, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust
                 Dow Jones Internet    Dow Jones Internet
                   Index(SM) Fund      Composite Index(SM)       S&P 500 Index
                 ------------------    -------------------       -------------
 6/19/2006             $10,000               $10,000                $10,000
12/31/2006              11,285                11,316                 11,554


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              33                      0                           0                         0
9/30/2006               33                      0                           0                         0
6/30/2006*               5                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              30                      0                           0                         0
9/30/2006               30                      0                           0                         0
6/30/2006*               1                      0                           0                         0

* Trading commenced on June 23, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust DB Strategic Value Index Fund

The investment objective of the First Trust DB Strategic Value Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Deutsche Bank CROCI(R) US+ IndexTM (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The objective of the Index is to identify companies that may be undervalued based upon their "economic" price/earnings ratios.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
               ----------------------------------------------------
                             Inception to 12/31/06
               ----------------------------------------------------
                 NAV      Market      Index     S&P 500 Value Index
                10.74%    10.89%      10.72%           12.98%

The Fund's consumer discretionary holdings were the biggest contributor to Fund performance. Strong performance from the Fund's materials stocks also benefited the Fund. Underperformance of the Fund's consumer staples and telecommunication services names held back Fund performance over the period.

The five best performers, by contribution to return, were Phelps Dodge Corp., Forest Laboratories Inc., Harley-Davidson Inc., International Business Machines Corp., and Nike Inc. (Class B). The five worst performers, by contribution to return, were Hess Corp., EOG Resources Inc., Sara Lee Corp., Ingersoll-Rand Co. Ltd. (Class A), and Eli Lilly & Co.

       Total returns for the period since inception are calculated from the inception date of the Fund (07/06/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (07/11/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                  % of Net Assets
-------------------------------------------------------
Energy                                            27.29%
Health Care                                       22.72
Consumer Discretionary                            15.46
Industrials                                       12.49
Information Technology                            10.00
Materials                                          9.70
Telecommunication Services                         2.45
Net Other Assets & Liabilities                    (0.11)
                                                 ------
Total                                            100.00%
                                                 ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                % of Net Assets
-------------------------------------------------------
Pfizer, Inc.                                       2.66%
ConocoPhillips                                     2.66
International Business Machines Corp.              2.63
Baker Hughes, Inc.                                 2.61
Carnival Corp.                                     2.61
Johnson Controls, Inc.                             2.61
CBS Corp., Class B                                 2.59
McKesson Corp.                                     2.59
Wyeth                                              2.58
NIKE, Inc., Class B                                2.57
                                                  -----
Total                                             26.11%
                                                  =====

----------------
"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index(TM)" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust DB Strategic Value Index Fund (Continued)

                     Growth of a $10,000 Initial Investment
                        July 6, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                    First Trust           The Deutsche
                    DB Strategic          Bank CROCI(R)
                  Value Index Fund        US+ Index(TM)     S&P 500 Value Index
                  ----------------        -------------     -------------------
  7/6/2006            $10,000                $10,000              $10,000
12/31/2006             11,074                 11,072               11,298


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              30                      1                           0                         0
9/30/2006*              33                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006              32                       0                          0                         0
9/30/2006*              25                       0                          0                         0

* Trading commenced on July 11, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


First Trust Value Line(R) Equity Allocation Index Fund

The investment objective of First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis on the fourth business day of the week containing the third Friday of February and August.

                      Performance as of December 31, 2006

                            Cumulative Total Returns
            -------------------------------------------------------
                             Inception to 12/31/06
            -------------------------------------------------------
              NAV       Market       Index       Russell 3000 Index
            -1.10%      -0.95%       -1.03%            0.08%

Financials and telecommunication services were the two biggest contributors to Fund performance over the brief period since inception. Energy and information technology were the two biggest detractors from Fund performance over the period.

The five best performers, by contribution to return, were Garmin Ltd., Time Warner, Inc., Petroleo Brasileiro S.A. (ADR), ConocoPhillips, and Ambac Financial Group, Inc. The five worst performers, by contribution to return, were Nucor Corp., EnCana Corp., BJ Services Co., Limited Brands, Inc., and Celestica, Inc.

       Total returns for the period since inception are calculated from the inception date of the Fund (12/05/06). "Cumulative total returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/07/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


Portfolio Sector Allocation as of December 31, 2006

Sector                                 % of Net Assets
------------------------------------------------------
Utilities                                        17.07%
Consumer Discretionary                           16.64
Energy                                           14.35
Information Technology                           12.85
Financials                                       11.99
Health Care                                       6.82
Industrials                                       6.28
Consumer Staples                                  5.92
Telecommunication Services                        4.13
Materials                                         3.77
Net Other Assets & Liabilities                    0.18
                                                ------
Total                                           100.00%
                                                ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                    % of Net Assets
-----------------------------------------------------------
Time Warner, Inc.                                      1.48%
BT Group PLC ADR                                       1.46
FPL Group, Inc.                                        1.39
Infosys Technologies Ltd. ADR                          1.39
Harley-Davidson, Inc.                                  1.35
Garmin Ltd.                                            1.35
Taiwan Semiconductor Manufacturing Co., Ltd. ADR       1.32
Bear Stearns Cos. (The), Inc.                          1.31
AT&T, Inc.                                             1.31
PACCAR, Inc.                                           1.28
                                                      -----
Total                                                 13.64%
                                                      =====

--------------------
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Value Line(R) Equity Allocation Index Fund (Continued)

                     Growth of a $10,000 Initial Investment
                      December 5, 2006 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                      First Trust
                  Value Line(R) Equity     Value Line(R)
                       Allocation             Equity
                       Index Fund         Allocation Index   Russell 3000 Index
                  --------------------    ----------------   ------------------
 12/5/2006               $10,000              $10,000              $10,000
12/31/2006                 9,890                9,897               10,008


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006*             7                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006*             9                       0                           0                         0

* Trading commenced on December 7, 2006.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Value Line(R) Dividend Index Fund

The First Trust Value Line(R) Dividend Index Fund (the "Fund") is an exchange-traded index fund. In accordance with the terms of the Agreement and Plan of Reorganization (the "Plan") adopted by the Board of Trustees of the First Trust Value Line(R) Dividend Fund (the "Predecessor Fund," a closed-end fund) on July 26, 2006 and approved by the Predecessor Fund shareholders on December 11, 2006, the Predecessor Fund was reorganized with and into the Fund. Pursuant to the Plan, the shares of the Predecessor Fund ceased trading on the American Stock Exchange, Inc. ("AMEX") on Friday, December 15, 2006 and the Fund began trading on the AMEX on Monday, December 18, 2006 under the ticker symbol "FVD," the same ticker symbol previously used by the Predecessor Fund. The assets of the Predecessor Fund were transferred to, and the liabilities of the Predecessor Fund were assumed by the Fund in exchange for shares of the Fund on a one-for-one share basis. Fund shares were distributed to the Predecessor Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor Fund has been terminated.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of which Value Line, Inc.(R) gives a SafetyTM Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above average dividend and capital appreciation. The Index is rebalanced on a monthly basis.

                      Performance as of December 31, 2006

                   Average Annual Total Returns                                        Cumulative Total Returns
-------------------------------------------------------------------------------   ---------------------------------------
      12 Months ended 12/31/06                 Inception to 12/31/06                     Inception to 12/31/06
---------------------------------------  --------------------------------------   ---------------------------------------
                            S&P 500                                 S&P 500                                   S&P 500
    NAV        Market        Index           NAV        Market       Index            NAV        Market        Index
  20.11%       37.23%        15.79%         15.28%      15.20%       12.90%          61.37%      60.98%        50.40%

Financials, the largest sector weight in the Fund, were the biggest contributor to Fund performance as the Fund's holdings performed in-line with the overall Index. Utilities, the second largest weight in the Fund over the period, were the second biggest contributor to Fund performance as the Fund's holdings outpaced the performance of the overall Index. Underperformance of the Fund's consumer discretionary holdings relative to the benchmark held back Fund performance over the period.

For the one-year period ended December 31, 2006, the five best performers, by contribution to return were BellSouth Corp., Marathon Oil Corp., Equity Office, Deere & Co., and OGE Energy Corp. For the one-year period ended December 31, 2006, the five worst performers, by contribution to return, were Lee Enterprises, Inc., Popular Inc., Telecom Corp. of New Zealand Ltd. (ADR), Old National Bancorp, and Universal Corp.

       On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund, which had an inception date of August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor Fund. As the inception date of the Index was July 3, 2006, the index returns stated above are for the S&P 500 Index. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The cumulative total returns for the period from the reorganization date (12/15/06) through year end (12/31/06) were -0.24% and 0.18% at NAV and market price, respectively. That compares to an Index return of -0.22% for that same period.

       The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Prior to December 15, 2006, the price used to calculate market return was the AMEX closing market price of the Predecessor Fund. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively. Prior to December 15, 2006, NAV and market returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor Fund.

       An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns included in the above table reflect the reinvestment of dividends on securities in the Index. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

-------------------
"Value Line(R)" and "Value Line(R) Dividend Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

First Trust Value Line(R) Dividend Index Fund (Continued)

Portfolio Sector Allocation as of December 31, 2006

Sector                                  % of Net Assets
-------------------------------------------------------
Financials                                        34.82%
Utilities                                         20.55
Consumer Staples                                  13.55
Industrials                                       10.10
Consumer Discretionary                             7.08
Health Care                                        5.06
Energy                                             3.04
Materials                                          2.50
Telecommunication Services                         2.05
Information Technology                             1.02
Net Other Assets & Liabilities                     0.23
                                                 ------
Total                                            100.00%
                                                 ======


Top Ten Portfolio Holdings as of December 31, 2006

Security                                % of Net Assets
-------------------------------------------------------
BRE Properties, Inc., Class A                      0.52%
Federal Realty Investment Trust                    0.52
Health Care Property Investors, Inc.               0.52
Home Depot (The), Inc.                             0.52
Public Storage, Inc.                               0.52
Avalon Bay Communities, Inc.                       0.52
Archstone-Smith Trust                              0.52
Ingersoll-Rand Co. Ltd., Class A                   0.52
BellSouth Corp.                                    0.52
ProLogis                                           0.52
                                                   ----
Total                                              5.20%
                                                   ====


                     Growth of a $10,000 Initial Investment
                      August 19, 2003 - December 31, 2006

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                          First Trust Value Line(R)
                             Dividend Index Fund           S&P 500 Index
                          -------------------------        -------------
 8/19/2003                         $10,000                    $10,000
12/31/2003                          10,612                     11,166
12/31/2004                          12,605                     12,381
12/31/2005                          13,436                     12,989
12/31/2006                          16,137                     15,040


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

Frequency Distribution of Discounts and Premiums

Bid/Ask Midpoint vs. NAV as of December 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006*             0                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2006*             7                       1                           1                         0

* Trading commenced on December 18, 2006.

First Trust Exchange-Traded Fund

Understanding Your Fund Expenses
December 31, 2006

As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, or First Trust Value Line(R) Dividend Index Fund (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period ended December 31, 2006.

Actual Expenses

The first line in the following tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables for each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

===================================================================================================================================
                                                                                              Annualized
                                                                                              Expense Ratio
                                                        Beginning        Ending               Based on the     Expenses Paid
                                                        Account Value    Account Value        Six-Month        During the
                                                        July 1, 2006     December 31, 2006    Period           Six-Month Period
-----------------------------------------------------------------------------------------------------------------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund
Actual                                                  $1,000           $1,094.20            0.60%            $3.15 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06


First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Actual                                                  $1,000           $1,158.50            0.45%            $2.45 (b)
Hypothetical (5% return before expenses)**              $1,000           $1,022.94            0.45%            $2.29


First Trust IPOX-100 Index Fund
Actual                                                  $1,000           $1,142.00            0.60%            $3.24 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06

===================================================================================================================================
                                                                                              Annualized
                                                                                              Expense Ratio
                                                        Beginning        Ending               Based on the     Expenses Paid
                                                        Account Value    Account Value        Six-Month        During the
                                                        July 1, 2006     December 31, 2006    Period           Six-Month Period
-----------------------------------------------------------------------------------------------------------------------------------

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Actual                                                  $1,000           $1,091.10            0.60%            $3.16 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06


First Trust NASDAQ-100-Technology Sector Index(SM) Fund
Actual                                                  $1,000           $1,131.40            0.60%            $3.22 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06


First Trust Amex(R) Biotechnology Index Fund
Actual                                                  $1,000           $1,132.80            0.60%            $3.23 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06


First Trust Dow Jones Internet Index(SM) Fund
Actual                                                  $1,000           $1,064.10            0.60%            $3.12 (a)
Hypothetical (5% return before expenses)**              $1,000           $1,022.18            0.60%            $3.06


===================================================================================================================================
                                                                                              Annualized
                                                                                              Expense Ratio    Expenses Paid
                                                        Beginning        Ending               Based on the     During Period
                                                        Account Value    Account Value        Number of Days   July 6, 2006*
                                                        July 6, 2006*    December 31, 2006    in the Period    to December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

First Trust DB Strategic Value Index Fund
Actual                                                  $1,000           $1,107.40            0.65%            $3.45 (c)
Hypothetical (5% return before expenses)**              $1,000           $1,021.93            0.65%            $3.31


===================================================================================================================================
                                                                                              Annualized
                                                                                              Expense Ratio    Expenses Paid
                                                    Beginning            Ending               Based on the     During Period
                                                    Account Value        Account Value        Number of Days   December 5, 2006*
                                                    December 5, 2006*    December 31, 2006    in the Period    to December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

First Trust Value Line(R) Equity Allocation Index Fund
Actual                                              $1,000               $989.00              0.70%            $3.51 (d)
Hypothetical (5% return before expenses)**          $1,000               $1,021.68            0.70%            $3.57

===================================================================================================================================
                                                                                              Annualized
                                                                                              Expense Ratio
                                                        Beginning        Ending               Based on the     Expenses Paid
                                                        Account Value    Account Value        Number of Days   During the
                                                        July 1, 2006     December 31, 2006    in the Period    Six-Month Period
-----------------------------------------------------------------------------------------------------------------------------------

First Trust Value Line(R) Dividend Index Fund
Actual                                                  $1,000           $1,135.10            0.91%            $4.91 (e)
Hypothetical (5% return before expenses)**              $1,000           $1,020.61            0.91%            $4.65


*     Inception date.

**    Hypothetical expenses are assumed for the most recent fiscal half-year.

(a) Expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (July 1, 2006 to December 31, 2006).

(b) Expenses are equal to the annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (July 1, 2006 to December 31, 2006).

(c) Expenses are equal to the annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the actual period July 6, 2006 to December 31, 2006).

(d) Expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 27/365 (to reflect the actual period December 5, 2006 to December 31, 2006).

(e) Expenses are equal to the annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/365 (July 1, 2006 to December 31, 2006). The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This table reflects an annualized expense ratio of 0.91% because it includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) Dividend Fund.

First Trust Dow Jones Select MicroCap Index(SM) Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Common Stocks--100.2%
        Aerospace & Defense--0.8%
1,856   Ladish Co., Inc.*                   $        68,820
1,228   United Industrial Corp.                      62,321
                                            _______________
                                                    131,141
                                            _______________
        Air Freight & Logistics--0.3%
7,617   ABX Air, Inc.*                               52,786
                                            _______________
        Airlines--0.3%
6,496   ExpressJet Holdings, Inc.*                   52,618
                                            _______________
        Auto Components--1.0%
2,842   Aftermarket Technology Corp.*                60,477
  848   Bandag, Inc.                                 42,765
1,505   Fuel Systems Solutions, Inc.*                33,230
1,105   GenTek, Inc.*                                38,222
                                            _______________
                                                    174,694
                                            _______________
        Beverages--0.3%
1,203   MGP Ingredients, Inc.                        27,200
1,112   National Beverage Corp.                      15,601
                                            _______________
                                                     42,801
                                            _______________
        Biotechnology--0.3%
5,728   Enzon Pharmaceuticals, Inc.*                 48,745
                                            _______________
        Building Products--2.6%
1,399   American Woodmark Corp.                      58,548
1,078   Ameron International Corp.                   82,327
3,679   Apogee Enterprises, Inc.                     71,041
2,509   ElkCorp                                     103,095
2,028   Insteel Industries, Inc.                     36,078
1,261   PW Eagle, Inc.                               43,505
1,647   Trex Co., Inc.*                              37,700
                                            _______________
                                                    432,294
                                            _______________
        Capital Markets--1.9%
3,007   Calamos Asset Management, Inc.,
           Class A                                   80,678
  704   GAMCO Investors, Inc., Class A               27,076
2,209   Pension Worldwide, Inc.*                     60,549
2,323   SWS Group, Inc.                              82,930
3,056   Thomas Weisel Partners Group, Inc.*          64,482
                                            _______________
                                                    315,715
                                            _______________
        Chemicals--1.4%
2,028   Koppers Holdings, Inc.                       52,870
1,462   Pioneer Cos., Inc.*                          41,901
7,458   W.R. Grace & Co.*                           147,668
                                            _______________
                                                    242,439
                                            _______________
        Commercial Banks--8.3%
1,646   Bank of the Ozarks, Inc.                     54,417
1,466   Banner Corp.                                 65,002


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Commercial Banks (Continued)
1,886   Center Financial Corp.              $        45,207
2,085   Columbia Banking System, Inc.                73,225
3,070   Community Banks, Inc.                        85,223
1,769   Community Trust Bancorp, Inc.                73,467
5,172   First Financial Bancorp                      85,906
1,838   First Indiana Corp.                          46,612
2,657   First State Bancorporation                   65,761
1,919   Independent Bank Corp.                       69,142
2,816   Independent Bank Corp.                       71,217
  668   Intervest Bancshares Corp.*                  22,986
3,192   Irwin Financial Corp.                        72,235
2,884   Mid-State Bancshares                        104,948
2,718   Midwest Banc Holdings, Inc.                  64,553
2,905   Nara Bancorp, Inc.                           60,773
1,615   Old Second Bancorp, Inc.                     47,320
2,573   Placer Sierra Bancshares                     61,160
1,860   Southwest Bancorp, Inc.                      51,820
2,453   Sterling Bancorp                             48,324
3,380   Texas Capital Bancshares, Inc.*              67,194
3,013   Wilshire Bancorp, Inc.                       57,157
                                            _______________
                                                  1,393,649
                                            _______________
        Commercial Services & Supplies--7.5%
2,061   American Ecology Corp.                       38,149
  228   AMREP Corp.                                  27,930
3,903   Bowne & Co., Inc.                            62,214
3,173   Casella Waste Systems, Inc., Class A*        38,806
7,122   CBIZ, Inc.*                                  49,640
1,656   CDI Corp.                                    41,234
1,525   CRA International, Inc.*                     79,910
3,322   Ennis, Inc.                                  81,256
2,543   Geo Group (The), Inc.*                       95,413
3,200   Healthcare Services Group                    92,672
2,292   Heidrick & Struggles International, Inc.*    97,089
1,987   Huron Consulting Group, Inc.*                90,091
1,036   ICT Group, Inc.*                             32,727
5,340   Kforce, Inc.*                                64,988
1,688   Layne Christensen Co.*                       55,417
3,013   LECG Corp.*                                  55,680
2,997   McGrath Rentcorp                             91,798
4,310   On Assignment, Inc.*                         50,643
2,984   PeopleSupport, Inc.*                         62,813
2,269   Pike Electric Corp.*                         37,053
1,383   Schawk, Inc.                                 27,024
                                            _______________
                                                  1,272,547
                                            _______________
        Communications Equipment--1.0%
2,314   Anaren, Inc.*                                41,097
3,055   Digi International, Inc.*                    42,128
2,733   Inter-Tel, Inc.                              60,563
3,939   Sirenza Microdevices, Inc.*                  30,961
                                            _______________
                                                    174,749
                                            _______________

Page 26          See Notes to Financial Statements.


First Trust Dow Jones Select MicroCap Index(SM) Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Common Stocks (Continued)
        Construction & Engineering--1.6%
5,315   Comfort Systems USA, Inc.           $        67,182
3,537   Insituform Technologies, Inc., Class A*      91,466
2,696   Perini Corp.*                                82,983
1,191   Sterling Construction Co., Inc.*             25,916
                                            _______________
                                                    267,547
                                            _______________
        Consumer Finance--1.4%
2,038   Dollar Financial Corp.*                      56,779
4,799   EZCORP, Inc., Class A*                       77,984
3,721   First Cash Financial Services, Inc.*         96,262
                                            _______________
                                                    231,025
                                            _______________
        Containers & Packaging--0.8%
  809   AEP Industries, Inc.*                        43,128
2,590   Chesapeake Corp.                             44,082
3,514   Myers Industries, Inc.                       55,029
                                            _______________
                                                    142,239
                                            _______________
        Distributors--0.4%
2,134   Keystone Automotive Industries, Inc.*        72,535
                                            _______________
        Diversified Consumer Services--1.1%
 1,732  Pre-Paid Legal Services, Inc.                67,773
12,325  Stewart Enterprises, Inc., Class A           77,031
 1,173  Vertrue, Inc.*                               45,055
                                            _______________
                                                    189,859
                                            _______________
        Diversified Financial Services--0.3%
1,523   PICO Holdings, Inc.*                         52,955
                                            _______________
        Diversified Telecommunication Services--1.5%
2,651   Consolidated Communications
           Holdings, Inc.                            55,406
2,477   CT Communications, Inc.                      56,773
3,596   FairPoint Communications, Inc.               68,144
3,700   Iowa Telecommunications Services, Inc.       72,927
                                            _______________
                                                    253,250
                                            _______________
        Electrical Equipment--1.1%
3,216   II-VI, Inc.*                                 89,855
1,874   Lamson & Sessions (The) Co.*                 45,463
2,619   LSI Industries, Inc.                         51,987
                                            _______________
                                                    187,305
                                            _______________
        Electronic Equipment & Instruments--2.6%
4,691   CTS Corp.                                    73,650
2,317   DTS, Inc.*                                   56,048
2,990   Gerber Scientific, Inc.*                     37,554
2,377   LoJack Corp.*                                40,599
  555   OYO Geospace Corp.*                          32,240
2,395   Park Electrochemical Corp.                   61,432
5,459   TTM Technologies, Inc.*                      61,850


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Electronic Equipment & Instruments (Continued)
3,746   X-Rite, Inc.                        $        46,076
2,247   Zygo Corp.*                                  36,963
                                            _______________
                                                    446,412
                                            _______________
        Energy Equipment & Services--2.0%
2,625   Allis-Chalmers Energy, Inc.*                 60,480
1,430   Gulf Island Fabrication, Inc.                52,767
3,006   Matrix Service Co.*                          48,397
1,624   PHI, Inc.*                                   53,154
1,458   Superior Well Services, Inc.*                37,266
1,614   Trico Marine Services, Inc.*                 61,832
1,455   Union Drilling, Inc.*                        20,486
                                            _______________
                                                    334,382
                                            _______________
        Food & Staples Retailing--1.3%
2,259   Andersons (The), Inc.                        95,759
1,711   Smart & Final, Inc.*                         32,338
4,440   Topps (The) Co., Inc.                        39,516
3,440   Wild Oats Markets, Inc.*                     49,467
                                            _______________
                                                    217,080
                                            _______________
        Food Products--0.9%
  810   Imperial Sugar Co.                           19,610
1,802   J & J Snack Foods Corp.                      74,603
1,818   Peet's Coffee & Tea, Inc.*                   47,704
                                            _______________
                                                    141,917
                                            _______________
        Health Care Equipment & Supplies--2.1%
1,807   Angiodynamics, Inc.*                         38,832
3,015   Candela Corp.*                               37,296
2,857   Greatbatch, Inc.*                            76,911
1,750   ICU Medical, Inc.*                           71,190
4,104   Quidel Corp.*                                55,896
1,252   Zoll Medical Corp.*                          72,916
                                            _______________
                                                    353,041
                                            _______________
        Health Care Providers & Services--4.3%
3,356   Amedisys, Inc.*                             110,311
1,461   Bio-Reference Laboratories, Inc.*            32,858
3,278   Cross Country Healthcare, Inc.*              71,525
4,126   Five Star Quality Care, Inc.*                46,005
3,342   Gentiva Health Services, Inc.*               63,699
1,876   LHC Group, Inc.*                             53,485
1,119   MWI Veterinary Supply, Inc.*                 36,144
4,509   Odyssey HealthCare, Inc.*                    59,789
3,482   Option Care, Inc.                            49,619
1,571   Providence Service (The) Corp.*              39,479
3,144   Res-Care, Inc.*                              57,064
4,307   Sun Healthcare Group, Inc.*                  54,397
2,801   Symbion, Inc.*                               51,847
                                            _______________
                                                    726,222
                                            _______________


                      See Notes to Financial Statements.                Page 27



First Trust Dow Jones Select MicroCap Index(SM) Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Common Stocks (Continued)
        Health Care Technology--1.6%
1,333   Computer Programs & Systems, Inc.   $        45,309
3,611   Omnicell, Inc.*                              67,273
3,824   Phase Forward, Inc.*                         57,284
5,631   TriZetto Group (The), Inc.*                 103,441
                                            _______________
                                                    273,307
                                            _______________
        Hotels, Restaurants & Leisure--4.6%
3,404   AFC Enterprises*                             60,149
1,860   BJ's Restaurants, Inc.*                      37,591
  987   Buffalo Wild Wings, Inc.*                    52,508
2,589   California Pizza Kitchen, Inc.*              86,239
3,729   Great Wolf Resorts, Inc.*                    52,057
3,543   Interstate Hotels & Resorts, Inc.*           26,431
2,256   Landry's Restaurants, Inc.                   67,883
2,801   Marcus Corp.                                 71,650
1,851   McCormick & Schmick's Seafood
           Restaurants, Inc.*                        44,498
1,537   Monarch Casino & Resort, Inc.*               36,704
3,019   O'Charley's, Inc.*                           64,244
1,997   Red Robin Gourmet Burgers, Inc.*             71,592
2,271   Ruth's Chris Steak House*                    41,514
3,347   Steak N Shake (The) Co.*                     58,907
                                            _______________
                                                    771,967
                                            _______________
        Household Durables--1.3%
  838   California Coastal Communities, Inc.*        17,975
3,412   Kimball International, Inc., Class B         82,912
1,159   Lifetime Brands, Inc.                        19,042
1,592   M/I Homes, Inc.                              60,798
1,455   Stanley Furniture Co., Inc.                  31,210
                                            _______________
                                                    211,937
                                            _______________
        Household Products--0.4%
2,081   WD-40 Co.                                    72,564
                                            _______________
        Industrial Conglomerates--0.9%
2,364   Raven Industries, Inc.                       63,355
3,597   Tredegar Corp.                               81,328
                                            _______________
                                                    144,683
                                            _______________
        Insurance--2.1%
1,397   American Physicians Capital, Inc.*           55,937
2,327   Bristol West Holdings, Inc.                  36,836
2,057   Direct General Corp.                         42,456
  830   EMC Insurance Group, Inc.                    28,320
1,356   FPIC Insurance Group, Inc.*                  52,843
3,406   Meadowbrook Insurance Group, Inc.*           33,685
2,037   Seabright Insurance Holdings*                36,686
2,217   Tower Group, Inc.                            68,883
                                            _______________
                                                    355,646
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Internet & Catalog Retail--0.6%
1,894   Blue Nile, Inc.*                    $        69,870
1,672   FTD Group, Inc.*                             29,912
                                            _______________
                                                     99,782
                                            _______________
        Internet Software & Services--1.6%
14,550  Art Technology Group, Inc.*                  33,902
 2,391  eCollege.com, Inc.*                          37,419
 3,320  Online Resources Corp.*                      33,897
 2,973  Perficient, Inc.*                            48,787
 3,937  Vignette Corp.*                              67,204
 7,216  webMethods, Inc.*                            53,110
                                            _______________
                                                    274,319
                                            _______________
        IT Services--3.1%
7,120   Ciber, Inc.*                                 48,274
1,891   Forrester Research, Inc.*                    51,265
3,292   Gevity HR, Inc.                              77,987
3,557   Lightbridge, Inc.*                           48,162
2,439   ManTech International Corp., Class A*        89,828
2,802   MAXIMUS, Inc.                                86,246
1,673   SI International, Inc.*                      54,239
4,569   Tyler Technologies, Inc.*                    64,240
                                            _______________
                                                    520,241
                                            _______________
        Leisure Equipment & Products--1.2%
3,600   Jakks Pacific, Inc.*                         78,624
6,098   K2, Inc.*                                    80,433
3,868   Smith & Wesson Holding Corp.*                39,995
                                            _______________
                                                    199,052
                                            _______________
        Life Sciences Tools & Services--1.1%
3,487   Cambrex Corp.                                79,225
1,465   Kendle International, Inc.*                  46,074
2,714   PRA International*                           68,583
                                            _______________
                                                    193,882
                                            _______________
        Machinery--5.0%
2,855   Accuride Corp.*                              32,147
1,182   American Railcar Industries, Inc.            40,235
  941   Ampco-Pittsburgh Corp.                       31,505
1,500   Badger Meter, Inc.                           41,550
1,426   Cascade Corp.                                75,435
1,704   CIRCOR International, Inc.                   62,690
2,742   Commercial Vehicle Group, Inc.*              59,776
1,394   Gehl Co.*                                    38,377
1,952   Greenbrier Cos., Inc.                        58,560
1,818   Kadant, Inc.*                                44,323
1,410   Lindsay Corp.                                46,037
  960   Middleby Corp.*                             100,483
2,503   RBC Bearings, Inc.*                          71,736
1,710   Robbins & Myers, Inc.                        78,523
2,147   Tennant Co.                                  62,263
                                            _______________
                                                    843,640
                                            _______________

Page 28           See Notes to Financial Statements.



First Trust Dow Jones Select MicroCap Index(SM) Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks (Continued)
        Marine--0.3%
1,537   Genco Shipping & Trading Ltd.       $        42,944
                                            _______________
        Media--1.9%
4,431   Cox Radio, Inc., Class A*                    72,225
7,943   Entravision Communications Corp.,
           Class A*                                  65,291
6,223   Journal Communications, Inc., Class A        78,472
6,195   Sinclair Broadcast Group, Inc., Class A      65,048
2,629   World Wrestling Entertainment, Inc.,
           Class A                                   42,853
                                            _______________
                                                    323,889
                                            _______________
        Metals & Mining--1.1%
1,445   A.M. Castle & Co.                            36,775
2,632   Brush Engineered Materials, Inc.*            88,883
1,074   Olympic Steel, Inc.                          23,875
1,691   Steel Technologies, Inc.                     29,677
                                            _______________
                                                    179,210
                                            _______________
        Multiline Retail--0.6%
1,390   Bon-Ton Stores (The), Inc.                   48,164
4,873   Fred's, Inc.                                 58,670
                                            _______________
                                                    106,834
                                            _______________
        Oil, Gas & Consumable Fuels--3.8%
 1,716  Atlas Pipeline Partners LP (1)               82,368
 2,699  Callon Petroleum Co.*                        40,566
 1,528  Calumet Specialty Products
           Partners, LP (1)                          61,181
   756  Clayton Williams Energy, Inc.*               27,450
 2,091  Double Hull Tankers, Inc.                    33,853
 4,855  Harvest Natural Resources, Inc.*             51,609
 3,242  McMoRan Exploration Co.*                     46,101
11,320  Meridian Resource Corp.*                     34,979
 5,361  PetroQuest Energy, Inc.*                     68,299
 3,155  Regency Energy Partners LP (1)               85,658
 2,648  Williams Partners LP (1)                    102,478
                                            _______________
                                                    634,542
                                            _______________
        Paper & Forest Products--0.3%
2,015   Schweitzer-Mauduit International, Inc.       52,491
                                            _______________
        Personal Products--1.1%
1,934   Chattem, Inc.*                               96,854
1,972   Mannatech, Inc.                              29,048
4,585   Prestige Brands Holdings, Inc.*              59,697
                                            _______________
                                                    185,599
                                            _______________
        Real Estate Investment Trusts--2.3%
2,118   Arbor Realty Trust, Inc.                     63,731
4,435   Capital Lease Funding, Inc.                  51,446
3,737   Kite Realty Group Trust                      69,583
7,622   NorthStar Realty Finance Corp.              126,296


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Real Estate Investment Trusts (Continued)
2,166   Ramco-Gershenson Properties         $        82,611
                                            _______________
                                                    393,667
                                            _______________
        Road & Rail--1.5%
3,061   Celadon Group, Inc.*                         51,272
  746   P.A.M. Transportation Services, Inc.*        16,427
1,123   Quality Distribution, Inc.*                  14,958
5,136   RailAmerica, Inc.*                           82,587
1,916   Saia, Inc.*                                  44,470
1,183   U.S. Xpress Enterprises, Inc., Class A*      19,484
  729   Universal Truckload Services, Inc.*          17,314
                                            _______________
                                                    246,512
                                            _______________
        Semiconductors & Semiconductor
           Equipment--3.1%
 4,612  Advanced Energy Industries, Inc.*            87,028
 1,569  Eagle Test Systems, Inc.*                    22,876
 2,386  Intevac, Inc.*                               61,917
 5,685  MIPS Technologies, Inc.*                     47,186
 5,099  Photronics, Inc.*                            83,318
11,842  Silicon Storage Technology, Inc.*            53,407
 2,899  Standard Microsystems Corp.*                 81,114
18,352  Triquint Semiconductor, Inc.*                82,584
                                            _______________
                                                    519,430
                                            _______________
        Software--1.8%
1,812   i2 Technologies, Inc.*                       41,350
3,549   Manhattan Associates, Inc.*                 106,754
2,666   Open Solutions, Inc.*                       100,348
3,380   Sonic Solutions, Inc.*                       55,094
                                            _______________
                                                    303,546
                                            _______________
        Specialty Retail--3.7%
2,048   A.C. Moore Arts & Crafts, Inc.*              44,380
2,777   Big 5 Sporting Goods Corp.                   67,814
1,885   Cache, Inc.*                                 47,577
3,982   Casual Male Retail Group, Inc.*              51,965
2,900   Charlotte Russe Holding, Inc.*               89,176
2,114   DSW, Inc., Class A*                          81,537
2,413   Haverty Furniture Cos., Inc.                 35,712
2,056   Lithia Motors, Inc., Class A                 59,131
1,842   Midas, Inc.*                                 42,366
1,853   Monro Muffler Brake, Inc.                    65,040
1,082   Shoe Carnival, Inc.*                         34,191
                                            _______________
                                                    618,889
                                            _______________
        Textiles, Apparel & Luxury Goods--3.4%
1,372   Deckers Outdoor Corp.*                       82,251
2,488   Movado Group, Inc.                           72,152
2,001   Oxford Industries, Inc.                      99,350
  997   Perry Ellis International, Inc.*             40,877
3,440   Skechers U.S.A., Inc., Class A*             114,586
4,535   Stride Rite Corp.                            68,388
1,829   True Religion Apparel, Inc.*                 28,002

                  See Notes to Financial Statements.                     Page 29



First Trust Dow Jones Select MicroCap Index(SM) Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks (Continued)
        Textiles, Apparel & Luxury Goods (Continued)
1,870   UniFirst Corp.                      $        71,827
                                            _______________
                                                    577,433
                                            _______________
        Thrifts & Mortgage Finance--3.1%
4,409   Dime Community Bancshares                    61,770
1,203   Federal Agricultural Mortgage Corp.,
           Class C                                   32,637
2,525   Flushing Financial Corp.                     43,102
3,055   Franklin Bank Corp.*                         62,750
3,431   KNBT Bancorp, Inc.                           57,401
5,398   Partners Trust Financial Group, Inc.         62,833
5,572   Provident New York Bancorp                   83,468
2,136   TierOne Corp.                                67,519
  873   WSFS Financial Corp.                         58,430
                                            _______________
                                                    529,910
                                            _______________
        Trading Companies & Distributors--0.9%
2,885   Kaman Corp.                                  64,595
2,059   Nuco2, Inc.*                                 50,631
2,227   Rush Enterprises, Inc., Class A*             37,681
                                            _______________
                                                    152,907
                                            _______________
        Water Utilities--0.3%
3,084   Southwest Water Co.                          42,436
                                            _______________
        Wireless Telecommunication Services--0.4%
3,221   USA Mobility, Inc.                           72,054
                                            _______________

        Total Common Stocks
        (Cost $15,974,022)                       16,893,260
                                            _______________


        Total Investments--100.2%
        (Cost $15,974,022)                       16,893,260
        Net Other Assets & Liabilities--(0.2%)      (28,220)
                                            _______________
        Net Assets--100.0%                  $    16,865,040
                                            ===============


*    Non-income producing security.

(1)  Master limited partnership ("MLP").


Page 30           See Notes to Financial Statements.




First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Common Stocks - 99.6%
        Chemicals--4.2%
35,493  Dow Chemical (The) Co.               $    1,417,591
28,409  E.I. du Pont de Nemours & Co.             1,383,802
 7,873  Lyondell Chemical Co.                       201,313
 3,393  Olin Corp.                                   56,052
 4,057  RPM International, Inc.                      84,751
                                            _______________
                                                  3,143,509
                                            _______________
        Commercial Banks--15.2%
20,175  BB&T Corp.                                  886,287
   754  Chemical Financial Corp.                     25,108
 1,731  Citizens Banking Corp.                       45,872
 6,428  Comerica, Inc.                              377,195
   984  Community Bank System, Inc.                  22,632
 2,844  F.N.B. Corp.                                 51,960
18,445  Fifth Third Bancorp                         754,954
 3,143  First Commonwealth Financial Corp.           42,210
 1,114  First Financial Bancorp                      18,504
 5,490  First Horizon National Corp.                229,372
 3,572  FirstMerit Corp.                             86,228
 6,171  Fulton Financial Corp.                      103,056
 8,993  Huntington Bancshares, Inc.                 213,584
18,517  KeyCorp                                     704,202
23,735  National City Corp.                         867,752
 1,012  NBT Bancorp, Inc.                            25,816
 2,630  Old National Bancorp                         49,760
   407  Park National Corp.                          40,293
16,864  Regions Financial Corp.                     630,714
 2,358  Republic Bancorp, Inc.                       31,739
 4,044  Sky Financial Group, Inc.                   115,416
 1,862  Susquehanna Bancshares, Inc.                 50,051
 4,201  TCF Financial Corp.                         115,191
64,727  US Bancorp                                2,342,469
 2,883  Valley National Bancorp                      76,428
62,037  Wachovia Corp.                            3,533,006
   600  WesBanco, Inc.                               20,118
                                            _______________
                                                 11,459,917
                                            _______________
        Commercial Services & Supplies--0.1%
 2,021  Deluxe Corp.                                 50,929
                                            _______________
        Diversified Consumer Services--0.2%
10,851  ServiceMaster (The) Co.                     142,257
                                            _______________
        Diversified Financial Services--20.2%
139,064 Bank of America Corp.                     7,424,627
139,715 Citigroup, Inc.                           7,782,126
                                            _______________
                                                 15,206,753
                                            _______________
        Diversified Telecommunication Services--13.9%
101,234 AT&T, Inc.                                3,619,116
 44,440 BellSouth Corp.                           2,093,568
128,519 Verizon Communications, Inc.              4,786,047
                                            _______________
                                                 10,498,731
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------
        Electric Utilities--7.3%
 1,740  Cleco Corp.                         $        43,900
 3,972  DPL, Inc.                                   110,342
46,513  Duke Energy Corp.                         1,544,697
 9,585  FirstEnergy Corp.                           577,976
10,105  FPL Group, Inc.                             549,914
 4,068  Great Plains Energy, Inc.                   129,362
 4,158  Hawaiian Electric Industries, Inc.          112,890
 4,039  Northeast Utilities                         113,738
   934  Otter Tail Corp.                             29,103
 2,934  Pinnacle West Capital Corp.                 148,724
11,338  PPL Corp.                                   406,354
12,234  Progress Energy, Inc.                       600,445
30,820  Southern (The) Co.                        1,136,026
                                            _______________
                                                  5,503,471
                                            _______________
        Food Products--0.4%
17,763  Sara Lee Corp.                              302,504
                                            _______________
        Gas Utilities--1.0%
 2,880  AGL Resources, Inc.                         112,061
 3,199  Atmos Energy Corp.                          102,080
   777  Laclede Group (The), Inc.                    27,218
 2,352  National Fuel Gas Co.                        90,646
 1,650  Nicor, Inc.                                  77,220
   915  Northwest Natural Gas Co.                    38,833
 3,193  Oneok, Inc.                                 137,681
 2,385  Piedmont Natural Gas Co.                     63,799
   770  South Jersey Industries, Inc.                25,726
 1,967  WGL Holdings, Inc.                           64,085
                                            _______________
                                                    739,349
                                            _______________
        Household Durables--0.1%
 2,234  Tupperware Brands Corp.                      50,511
                                            _______________
        Household Products--1.2%
13,316  Kimberly-Clark Corp.                        904,822
                                            _______________
        Independent Power Producers &
           Energy Traders--0.1%
 1,176  Black Hills Corp.                            43,441
                                            _______________
        Insurance--0.3%
 3,804  Arthur J. Gallagher & Co.                   112,409
   940  Mercury General Corp.                        49,566
 1,520  Unitrin, Inc.                                76,167
                                            _______________
                                                    238,142
                                            _______________
        Metals & Mining--0.1%
 2,627  Worthington Industries, Inc.                 46,550
                                            _______________
        Multi-Utilities--5.5%
 9,506  Ameren Corp.                                510,757
11,447  Consolidated Edison, Inc.                   550,257
11,568  Dominion Resources, Inc.                    969,861
 7,375  DTE Energy Co.                              357,024
 6,862  Energy East Corp.                           170,178

                   See Notes to Financial Statements.                    Page 31



First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks (Continued)
        Multi-Utilities (Continued)
 7,796  KeySpan Corp.                        $      321,039
 3,632  NSTAR                                       124,796
 2,986  OGE Energy Corp.                            119,440
 1,727  PNM Resources, Inc.                          53,710
 8,500  Public Service Enterprise Group, Inc.       564,230
 4,195  SCANA Corp.                                 170,401
 3,283  Vectren Corp.                                92,843
 1,839  WPS Resources Corp.                          99,361
                                            _______________
                                                  4,103,897
                                            _______________
        Oil, Gas & Consumable Fuels--0.5%
 3,557  Kinder Morgan, Inc.                         376,153
                                            _______________
        Pharmaceuticals--15.5%
 84,760 Bristol-Myers Squibb Co.                  2,230,883
 56,192 Merck & Co., Inc.                         2,449,971
270,641 Pfizer, Inc.                              7,009,602
                                            _______________
                                                 11,690,456
                                            _______________
        Thrifts & Mortgage Finance--3.3%
 1,294  Dime Community Bancshares                    18,129
 1,520  Flagstar Bancorp, Inc.                       22,557
16,115  New York Community Bancorp, Inc.            259,451
 4,205  TrustCo Bank Corp.                           46,760
 2,973  Washington Federal, Inc.                     69,955
45,059  Washington Mutual, Inc.                   2,049,733
                                            _______________
                                                  2,466,585
                                            _______________
        Tobacco--10.5%
81,633  Altria Group, Inc.                        7,005,745
 7,864  Reynolds American, Inc.                     514,856
   916  Universal Corp.                              44,893
 6,371  UST, Inc.                                   370,792
                                            _______________
                                                  7,936,286
                                            _______________

        Total Common Stocks
        (Cost $69,961,860)                       74,904,263
                                            _______________


        Total Investments--99.6%
        (Cost $69,961,860)                       74,904,263
        Net Other Assets & Liabilities--0.4%        332,959
                                            _______________
        Net Assets--100.0%                  $    75,237,222
                                            ===============


Page 32            See Notes to Financial Statements.



First Trust IPOX-100 Index Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks--99.9%
        Aerospace & Defense--1.0%
4,398   AerCap Holdings NV*                 $       101,946
2,849   Spirit Aerosystems Holdings, Inc.,
           Class A*                                  95,356
                                            _______________
                                                    197,302
                                            _______________
        Airlines--0.5%
2,214   Copa Holdings SA, Class A                   103,084
                                            _______________
        Auto Components--0.7%
5,068   TRW Automotive Holdings Corp.*              131,109
                                            _______________
        Biotechnology--0.5%
3,105   Theravance, Inc.*                            95,913
                                            _______________
        Capital Markets--6.5%
12,513  Ameriprise Financial, Inc.                  681,959
 1,989  Cohen & Steers, Inc.                         79,898
 1,479  GFI Group, Inc.*                             92,083
 1,479  Greenhill & Co., Inc.                       109,150
 5,513  Lazard Ltd., Class A                        260,985
 3,226  optionsXpress Holdings, Inc.                 73,198
                                            _______________
                                                  1,297,273
                                            _______________
        Chemicals--4.3%
 8,205  Celanese Corp., Series A                    212,345
 2,853  CF Industries Holding, Inc.                  73,151
11,458  Huntsman Corp.*                             217,358
 7,397  Nalco Holding Co.*                          151,343
 3,816  Rockwood Holdings, Inc.*                     96,392
 3,374  Westlake Chemical Corp.                     105,876
                                            _______________
                                                    856,465
                                            _______________
        Commercial Services & Supplies--2.7%
2,773   ACCO Brands Corp.*                           73,401
4,651   Adesa, Inc.                                 129,065
2,341   American Reprographics Co.*                  77,979
4,256   Global Cash Access Holdings, Inc.*           69,075
3,047   IHS, Inc., Class A*                         120,296
4,460   SAIC, Inc.*                                  79,343
                                            _______________
                                                    549,159
                                            _______________
        Construction & Engineering--1.1%
8,669   KBR, Inc.*                                  226,781
                                            _______________
        Consumer Finance--1.7%
4,882   First Marblehead (The) Corp.                266,801
2,714   Nelnet, Inc., Class A*                       74,255
                                            _______________
                                                    341,056
                                            _______________
        Diversified Consumer Services--0.3%
1,698   Jackson Hewitt Tax Service, Inc.             57,681
                                            _______________
        Diversified Financial Services--3.9%
8,079   NYSE Group, Inc.*                           785,279
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Diversified Telecommunication Services--2.7%
7,731   Embarq Corp.                        $       406,341
3,816   NeuStar, Inc., Class A*                     123,791
                                            _______________
                                                    530,132
                                            _______________
        Electric Utilities--0.4%
2,187   ITC Holdings Corp.                           87,261
                                            _______________
        Electrical Equipment--0.5%
3,588   First Solar, Inc.*                          106,922
                                            _______________
        Electronic Equipment & Instruments--1.5%
5,523   Dolby Laboratories, Inc., Class A*          171,323
3,580   SunPower Corp., Class A*                    133,069
                                            _______________
                                                    304,392
                                            _______________
        Energy Equipment & Services--1.4%
3,706   Complete Production Services, Inc.*          78,567
4,420   Dresser-Rand Group, Inc.*                   108,158
2,985   Todco*                                      101,997
                                            _______________
                                                    288,722
                                            _______________
        Health Care Equipment & Supplies--0.7%
3,609   Kinetic Concepts, Inc.*                     142,736
                                            _______________
        Health Care Providers & Services--2.0%
5,235   Brookdale Senior Living, Inc.               251,280
2,106   WellCare Health Plans, Inc.*                145,103
                                            _______________
                                                    396,383
                                            _______________
        Health Care Technology--0.6%
2,931   WebMD Health Corp., Class A*                117,299
                                            _______________
        Hotels, Restaurants & Leisure--4.7%
 6,891  Burger King Holdings, Inc.*                 145,400
 3,223  Domino's Pizza, Inc.                         90,244
 1,878  Life Time Fitness, Inc.*                     91,102
 9,996  Tim Hortons, Inc.                           289,484
10,246  Wyndham Worldwide Corp.*                    328,077
                                            _______________
                                                    944,307
                                            _______________
        Household Durables--0.8%
4,705   Sealy Corp.                                  69,399
4,293   Tempur-Pedic International, Inc.             87,835
                                            _______________
                                                    157,234
                                            _______________
         Independent Power Producers &
            Energy Traders--0.4%
1,970   Ormat Technologies, Inc.                     72,535
                                            _______________
        Insurance--9.7%
3,117   Allied World Assurance Holdings Ltd.        135,995
4,926   Aspen Insurance Holdings Ltd.               129,849
6,381   Assurant, Inc.                              352,551
3,783   Assured Guaranty Ltd.                       100,628
7,870   Axis Capital Holdings Ltd.                  262,622

                   See Notes to Financial Statements.                    Page 33



First Trust IPOX-100 Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks (Continued)
        Insurance (Continued)
22,920  Genworth Financial, Inc., Class A   $       784,094
 1,989  National Financial Partners Corp.            87,456
 3,317  Security Capital Assurance Ltd.              92,312
                                            _______________
                                                  1,945,507
                                            _______________
        Internet & Catalog Retail--0.4%
2,168   VistaPrint Ltd.*                             71,782
                                            _______________
        Internet Software & Services--9.6%
4,148   Google, Inc., Class A*                    1,910,072
                                            _______________
        IT Services--9.0%
 6,980  MasterCard, Inc., Class A                   687,460
 4,211  VeriFone Holdings, Inc.*                    149,069
39,636  Western Union Co.                           888,640
 2,089  Wright Express Corp.*                        65,114
                                            _______________
                                                  1,790,283
                                            _______________
        Machinery--0.9%
1,629   Bucyrus International, Inc., Class A         84,317
5,926   Mueller Water Products, Inc., Class B*       88,297
                                            _______________
                                                    172,614
                                            _______________
        Media--12.1%
18,332  Clear Channel Outdoor Holdings, Inc.,
            Class A*                                511,646
 5,344  DreamWorks Animation SKG, Inc.,
           Class A*                                 157,595
 2,160  Morningstar, Inc.*                           97,308
36,161  Viacom, Inc., Class B*                    1,483,687
 7,713  Warner Music Group Corp.                    177,013
                                            _______________
                                                  2,427,249
                                            _______________
        Oil, Gas & Consumable Fuels--3.7%
2,420   Alon USA Energy, Inc.                        63,670
2,279   Bill Barrett Corp.*                          62,012
2,376   Crosstex Energy, Inc.                        75,295
5,381   EXCO Resources, Inc.*                        90,993
2,349   Foundation Coal Holdings, Inc.               74,604
3,892   VeraSun Energy Corp.*                        76,867
3,925   W&T Offshore, Inc.                          120,576
3,533   Western Refining, Inc.                       89,950
1,911   Whiting Petroleum Corp.*                     89,053
                                            _______________
                                                    743,020
                                            _______________
        Personal Products--1.5%
4,619   Bare Escentuals, Inc.*                      143,512
3,686   Herbalife Ltd.*                             148,030
                                            _______________
                                                    291,542
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Pharmaceuticals--1.4%
 1,899  New River Pharmaceuticals, Inc.*    $       103,894
12,957  Warner Chilcott Ltd., Class A*              179,066
                                            _______________
                                                    282,960
                                            _______________
         Real Estate Investment Trusts--1.3%
 9,240  CapitalSource, Inc.                         252,344
                                            _______________
        Real Estate Management & Development--3.6%
11,653  CB Richard Ellis Group, Inc., Class A*      386,879
11,086  Realogy Corp.*                              336,128
                                            _______________
                                                    723,007
                                            _______________
        Road & Rail--1.4%
16,580  Hertz Global Holdings, Inc.*                288,326
                                            _______________
        Semiconductors & Semiconductor
           Equipment--1.8%
 2,419  Formfactor, Inc.*                            90,108
 2,685  Sirf Technology Holdings, Inc.*              68,521
 6,669  Spansion, Inc., Class A*                     99,101
 2,428  Tessera Technologies, Inc.*                  97,946
                                            _______________
                                                    355,676
                                            _______________
        Software--0.8%
4,828   NAVTEQ Corp.*                               168,835
                                            _______________
        Specialty Retail--1.5%
3,795   Cabela's, Inc., Class A*                     91,573
2,272   DSW, Inc., Class A*                          87,631
3,009   J. Crew Group, Inc.*                        115,997
                                            _______________
                                                    295,201
                                            _______________
        Textiles, Apparel & Luxury Goods--1.4%
3,044   Carter's, Inc.*                              77,622
2,018   Crocs, Inc.*                                 87,178
4,980   Hanesbrands, Inc.*                          117,627
                                            _______________
                                                    282,427
                                            _______________
        Thrifts & Mortgage Finance--0.5%
5,665   NewAlliance Bancshares, Inc.                 92,906
                                            _______________
        Trading Companies & Distributors--0.4%
2,664   Aircastle Ltd.                               78,588
                                            _______________

        Total Common Stocks
        (Cost $19,160,696)                       19,961,364
                                            _______________

        Total Investments--99.9%
        (Cost $19,160,696)                       19,961,364
        Net Other Assets & Liabilities--0.1%         19,286
                                            _______________
        Net Assets--100.0%                  $    19,980,650
                                            ===============


*  Non-income producing security.

Page 34              See Notes to Financial Statements.



First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks--100.3%
        Air Freight & Logistics--1.9%
6,231   C.H. Robinson Worldwide, Inc.       $       254,786
5,928   Expeditors International of
           Washington, Inc.                         240,084
                                            _______________
                                                    494,870
                                            _______________
        Biotechnology--7.8%
3,879   Amgen, Inc.*                                264,975
6,757   Amylin Pharmaceuticals, Inc.*               243,725
5,203   Biogen Idec, Inc.*                          255,936
4,546   Celgene Corp.*                              261,531
4,254   Genzyme Corp.*                              261,961
3,957   Gilead Sciences, Inc.*                      256,928
8,109   MedImmune, Inc.*                            262,488
6,015   Vertex Pharmaceuticals, Inc.*               225,081
                                            _______________
                                                  2,032,625
                                            _______________
        Chemicals--1.0%
3,477   Sigma-Aldrich Corp.                         270,232
                                            _______________
        Commercial Services & Supplies--2.1%
6,299   Cintas Corp.                                250,133
6,287   Monster Worldwide, Inc.*                    293,226
                                            _______________
                                                    543,359
                                            _______________
        Communications Equipment--7.1%
 9,906  Cisco Systems, Inc.*                        270,731
13,474  Comverse Technology, Inc.*                  284,436
12,984  Juniper Networks, Inc.*                     245,917
 6,914  QUALCOMM, Inc.                              261,280
 1,972  Research In Motion Ltd.*                    251,982
 6,695  Telefonaktiebolaget LM Ericsson ADR         269,340
26,573  Tellabs, Inc.*                              272,639
                                            _______________
                                                  1,856,325
                                            _______________
        Computers & Peripherals--4.9%
 2,936  Apple Computer, Inc.*                       249,090
 9,958  Dell, Inc.*                                 249,846
 6,775  Network Appliance, Inc.*                    266,122
 5,922  SanDisk Corp.*                              254,824
48,792  Sun Microsystems, Inc.*                     264,453
                                            _______________
                                                  1,284,335
                                            _______________
        Diversified Consumer Services--1.0%
 6,763  Apollo Group, Inc., Class A*                263,554
                                            _______________
        Diversified Telecommunications--1.1%
49,789  Level 3 Communications, Inc.*               278,818
                                            _______________
        Electrical Equipment--1.0%
 8,788  American Power Conversion Corp.             268,825
                                            _______________
        Electronic Equipment & Instruments--2.0%
 3,750  CDW Corp.                                   263,700


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Electronic Equipment & Instruments (Continued)
23,333  Flextronics International Ltd. *    $       267,863
                                            _______________
                                                    531,563
                                            _______________
        Energy Equipment & Services--0.9%
10,010  Patterson-UTI Energy, Inc.                  232,532
                                            _______________
        Food & Staples Retailing--2.0%
4,924   Costco Wholesale Corp.                      260,332
5,468   Whole Foods Market, Inc.                    256,613
                                            _______________
                                                    516,945
                                            _______________
        Health Care Equipment & Supplies--3.0%
6,896   Biomet, Inc.                                284,598
8,314   DENTSPLY International, Inc.                248,173
2,633   Intuitive Surgical, Inc.*                   252,505
                                            _______________
                                                    785,276
                                            _______________
        Health Care Providers & Services--2.0%
3,778   Express Scripts, Inc.*                      270,505
7,024   Patterson Cos., Inc.*                       249,422
                                            _______________
                                                    519,927
                                            _______________
        Hotels, Restaurants & Leisure--2.0%
7,271   Starbucks Corp.*                            257,539
2,849   Wynn Resorts Ltd.                           267,378
                                            _______________
                                                    524,917
                                            _______________
        Household Durables--1.1%
5,268   Garmin Ltd.                                 293,217
                                            _______________
        Internet & Catalog Retail--4.2%
 6,873  Amazon.com, Inc.*                           271,209
14,316  Expedia, Inc.*                              300,350
 7,240  IAC/InterActiveCorp*                        269,038
11,635  Liberty Media Corp. - Interactive*          250,967
                                            _______________
                                                  1,091,564
                                            _______________
        Internet Software & Services--4.9%
 5,422  Akamai Technologies, Inc.*                  288,017
 8,228  eBay, Inc.*                                 247,416
   550  Google, Inc., Class A*                      253,264
10,483  VeriSign, Inc.*                             252,116
 9,767  Yahoo!, Inc.*                               249,449
                                            _______________
                                                  1,290,262
                                            _______________
        IT Services--5.0%
6,498   CheckFree Corp.*                            260,960
3,291   Cognizant Technology Solutions
           Corp., Class A*                          253,934
5,192   Fiserv, Inc.*                               272,165
4,858   Infosys Technologies Ltd. ADR               265,052
6,760   Paychex, Inc.                               267,290
                                            _______________
                                                  1,319,401
                                            _______________

                 See Notes to Financial Statements.                      Page 35



First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

Portfolio of Investments (Continued)
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks (Continued)
        Machinery--2.1%
6,005   Joy Global, Inc.                    $       290,281
3,955   Paccar, Inc.                                256,680
                                            _______________
                                                    546,961
                                            _______________
        Media--8.3%
 6,405  Comcast Corp., Class A*                     271,124
17,656  Discovery Holding Co., Class A*             284,085
 7,145  EchoStar Communications Corp.,
           Class A*                                 271,724
 4,346  Lamar Advertising Co., Class A*             284,184
 9,670  Liberty Global, Inc., Class A*              281,881
10,766  NTL, Inc.                                   271,734
69,575  Sirius Satellite Radio, Inc.*               246,296
18,707  XM Satellite Radio Holdings, Inc.,
           Class A*                                 270,316
                                            _______________
                                                  2,181,344
                                            _______________
        Multiline Retail--1.0%
1,531   Sears Holdings Corp.*                       257,101
                                            _______________
        Pharmaceuticals--2.1%
4,690   Sepracor, Inc.*                             288,810
8,239   Teva Pharmaceutical Industries
           Ltd. ADR                                 256,068
                                            _______________
                                                    544,878
                                            _______________
        Semiconductors & Semiconductor
           Equipment--11.7%
13,195  Altera Corp.*                               259,678
14,440  Applied Materials, Inc.                     266,418
 7,923  Broadcom Corp., Class A*                    255,992
12,684  Intel Corp.                                 256,851
 5,193  KLA-Tencor Corp.                            258,352
 4,981  Lam Research Corp.*                         252,138
 8,361  Linear Technology Corp.                     253,506
13,040  Marvell Technology Group Ltd.*              250,238
 8,286  Maxim Integrated Products, Inc.             253,717
 7,779  Microchip Technology, Inc.                  254,373
 7,319  NVIDIA Corp.*                               270,875
10,059  Xilinx, Inc.                                239,505
                                            _______________
                                                  3,071,643
                                            _______________
        Software--12.0%
15,228  Activision, Inc.*                           262,531
 6,841  Adobe Systems, Inc.*                        281,302
 6,388  Autodesk, Inc.*                             258,458
19,368  BEA Systems, Inc.*                          243,649
14,790  Cadence Design Systems, Inc.*               264,889
12,153  Check Point Software Technologies Ltd. *    266,394
 9,310  Citrix Systems, Inc.*                       251,836
 4,841  Electronic Arts, Inc.*                      243,793
 8,609  Intuit, Inc.*                               262,661
 9,196  Microsoft Corp.                             274,593


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Software (Continued)
14,203  Oracle Corp.*                       $       243,439
12,989  Symantec Corp.*                             270,821
                                            _______________
                                                  3,124,366
                                            _______________
        Specialty Retail--5.0%
 8,383  American Eagle Outfitters, Inc.             261,633
 6,763  Bed Bath & Beyond, Inc.*                    257,670
 9,014  PetSmart, Inc.                              260,144
 8,660  Ross Stores, Inc.                           253,738
10,237  Staples, Inc.                               273,329
                                            _______________
                                                  1,306,514
                                            _______________
        Trading Companies & Distributors--1.0%
7,439   Fastenal Co.                                266,911
                                            _______________
        Wireless Telecommunication Services--2.1%
4,562   Millicom International Cellular SA *        281,202
4,003   NII Holdings, Inc.*                         257,953
                                            _______________
                                                    539,155
                                            _______________

        Total Common Stocks
        (Cost $26,189,815)                       26,237,420
                                            _______________


        Total Investments--100.3%
        (Cost $26,189,815)                       26,237,420
        Net Other Assets & Liabilities--(0.3%)      (79,319)
                                            _______________
        Net Assets--100.0%                  $    26,158,101
                                            ===============


*    Non-income producing security.
ADR  American Depositary Receipt.

Page 36               See Notes to Financial Statements.



First Trust NASDAQ-100-Technology Sector Index(SM) Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks--100.3%
        Communications Equipment--17.0%
25,434  Cisco Systems, Inc.*                $       695,111
34,594  Comverse Technology, Inc.*                  730,280
33,337  Juniper Networks, Inc.*                     631,403
17,753  QUALCOMM, Inc.                              670,886
 5,059  Research In Motion Ltd. *                   646,439
17,189  Telefonaktiebolaget LM Ericsson ADR         691,513
68,227  Tellabs, Inc.*                              700,009
                                            _______________
                                                  4,765,641
                                            _______________
        Computers & Peripherals--11.8%
  7,535 Apple Computer, Inc.*                       639,269
 25,566 Dell, Inc.*                                 641,451
 17,393 Network Appliance, Inc.*                    683,198
 15,205 SanDisk Corp.*                              654,271
125,270 Sun Microsystems, Inc.*                     678,963
                                            _______________
                                                  3,297,152
                                            _______________
        Electrical Equipment--2.5%
22,563  American Power Conversion Corp.             690,202
                                            _______________
        Electronic Equipment & Instruments--2.4%
 9,627  CDW Corp.                                   676,971
                                            _______________
        Internet Software & Services--9.6%
13,922  Akamai Technologies, Inc.*                  739,536
 1,412  Google, Inc., Class A*                      650,198
26,917  VeriSign, Inc.*                             647,354
25,072  Yahoo!, Inc.*                               640,339
                                            _______________
                                                  2,677,427
                                            _______________
        IT Services--4.8%
 8,453  Cognizant Technology Solutions
           Corp., Class A*                          652,233
12,475  Infosys Technologies Ltd. ADR               680,636
                                            _______________
                                                  1,332,869
                                            _______________
        Semiconductors & Semiconductor
           Equipment--28.2%
33,878  Altera Corp.*                               666,719
37,075  Applied Materials, Inc.                     684,033
20,341  Broadcom Corp., Class A*                    657,218
32,563  Intel Corp.                                 659,401
13,333  KLA-Tencor Corp.                            663,317
12,788  Lam Research Corp.*                         647,329
21,465  Linear Technology Corp.                     650,819
33,483  Marvell Technology Group Ltd.*              642,539
21,272  Maxim Integrated Products, Inc.             651,349
19,975  Microchip Technology, Inc.                  653,183
18,791  NVIDIA Corp.*                               695,454
25,826  Xilinx, Inc.                                614,917
                                            _______________
                                                  7,886,278
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Software--24.0%
17,567  Adobe Systems, Inc.*                $       722,355
16,402  Autodesk, Inc.*                             663,625
49,728  BEA Systems, Inc.*                          625,578
37,975  Cadence Design Systems, Inc.*               680,132
31,204  Check Point Software Technologies Ltd.*     683,992
23,905  Citrix Systems, Inc.*                       646,630
22,106  Intuit, Inc.*                               674,454
23,609  Microsoft Corp.                             704,965
36,465  Oracle Corp.*                               625,010
33,353  Symantec Corp.*                             695,410
                                            _______________
                                                  6,722,151
                                            _______________

        Total Common Stocks
        (Cost $28,125,810)                       28,048,691
                                            _______________


        Total Investments--100.3%
        (Cost $28,125,810)                       28,048,691
        Net Other Assets & Liabilities--(0.3%)      (89,115)
                                            _______________
        Net Assets--100.0%                  $    27,959,576
                                            ===============


*     Non-income producing security.
ADR   American Depositary Receipt.

                     See Notes to Financial Statements.                  Page 37



First Trust Amex(R) Biotechnology Index Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks--99.7%
        Biotechnology--80.9%
 19,570 Amgen, Inc.*                        $     1,336,827
 96,007 Applera Corp - Celera Group*              1,343,138
 32,142 Biogen Idec, Inc.*                        1,581,065
 31,722 Celgene Corp.*                            1,824,967
 20,622 Cephalon, Inc.*                           1,451,995
 17,413 Genentech, Inc.*                          1,412,717
 20,937 Genzyme Corp.*                            1,289,300
 20,937 Gilead Sciences, Inc.*                    1,359,439
113,500 Human Genome Sciences, Inc.*              1,411,940
 45,768 ICOS Corp.*                               1,546,501
 48,608 ImClone Systems, Inc.*                    1,300,750
 64,443 InterMune, Inc.*                          1,981,622
 47,135 MedImmune, Inc.*                          1,525,760
132,293 Millennium Pharmaceuticals, Inc.*         1,441,994
 69,966 PDL BioPharma, Inc.*                      1,409,115
 42,348 Vertex Pharmaceuticals, Inc.*             1,584,662
                                            _______________
                                                 23,801,792
                                            _______________
        Life Sciences Tools & Services--18.8%
61,353  Affymetrix, Inc.*                         1,414,800
22,095  Invitrogen, Corp.*                        1,250,356
21,341  Millipore Corp.*                          1,421,311
95,112  Nektar Therapeutics*                      1,446,653
                                            _______________
                                                  5,533,120
                                            _______________

        Total Common Stocks
        (Cost $27,639,918)                       29,334,912
                                            _______________


        Total Investments--99.7%
        (Cost $27,639,918)                       29,334,912
        Net Other Assets & Liabilities--0.3%        102,828
                                            _______________
        Net Assets--100.0%                  $    29,437,740
                                            ===============


*   Non-income producing security.

Page 38               See Notes to Financial Statements.



First Trust Dow Jones Internet Index(SM) Fund

Portfolio of Investments
December 31, 2006


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Common Stocks - 100.3%
        Capital Markets--11.3%
83,097  E*TRADE Financial Corp.*            $     1,863,035
65,584  TD Ameritrade Holding Corp.*              1,061,149
                                            _______________
                                                  2,924,184
                                            _______________
        Commercial Services & Supplies--4.2%
23,554  Monster Worldwide, Inc.*                  1,098,559
                                            _______________
        Health Care Technology--2.9%
 9,064  Allscripts Healthcare Solutions, Inc.*      244,637
39,778  Emdeon Corp.*                               492,850
                                            _______________
                                                    737,487
                                            _______________
        Internet & Catalog Retail--15.3%
58,044  Amazon.com, Inc.*                         2,290,417
 3,976  Audible, Inc.*                               31,530
32,352  IAC/InterActiveCorp*                      1,202,200
 2,014  Overstock.com, Inc.*                         31,821
 9,579  Priceline.com, Inc.*                        417,740
                                            _______________
                                                  3,973,708
                                            _______________
        Internet Software & Services--52.5%
22,458  Akamai Technologies, Inc.*                1,192,969
18,767  aQuantive, Inc.*                            462,794
15,425  Ariba, Inc.*                                119,390
 7,910  Autobytel, Inc.*                             27,685
94,616  CMGI, Inc.*                                 126,785
28,208  CNET Networks, Inc.*                        256,411
 6,220  Digital Insight Corp.*                      239,408
10,531  Digital River, Inc.*                        587,524
23,171  EarthLink, Inc.*                            164,514
77,205  eBay, Inc.*                               2,321,554
 5,259  Google, Inc., Class A*                    2,421,665
 6,353  InfoSpace, Inc.*                            130,300
 7,909  Interwoven, Inc.*                           116,025
13,255  j2 Global Communications, Inc.*             361,199
 4,552  Jupitermedia Corp.*                          36,052
21,604  RealNetworks, Inc.*                         236,348
13,307  United Online, Inc.                         176,717
26,094  ValueClick, Inc.*                           616,601
50,223  VeriSign, Inc.*                           1,207,863
 6,170  Vignette Corp.*                             105,322
11,309  webMethods, Inc.*                            83,234
 9,669  Websense, Inc.*                             220,743
94,706  Yahoo!, Inc.*                             2,418,791
                                            _______________
                                                 13,629,894
                                            _______________
        IT Services--3.4%
19,692  CheckFree Corp.*                            790,831
16,662  Sapient Corp.*                               91,474
                                            _______________
                                                    882,305
                                            _______________


                                               Market
Shares                                         Value
-----------------------------------------------------------

        Software--10.7%
10,881  Agile Software Corp.*               $        66,918
79,809  BEA Systems, Inc.*                        1,003,997
45,941  Check Point Software
           Technologies Ltd.*                     1,007,027
11,293  Quest Software, Inc.*                       165,442
56,116  TIBCO Software, Inc.*                       529,735
                                            _______________
                                                  2,773,119
                                            _______________

        Total Common Stocks
        (Cost $24,217,257)                       26,019,256
                                            _______________


        Total Investments--100.3%
        (Cost $24,217,257)                       26,019,256
        Net Other Assets & Liabilities--(0.3%)      (66,208)
                                            _______________
        Net Assets--100.0%                  $    25,953,048
                                            ===============


*    Non-income producing security.

                 See Notes to Financial Statements.                      Page 39


First Trust DB Strategic Value Index Fund

Portfolio of Investments
December 31, 2006



                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

         Common Stocks--100.1%
         Aerospace & Defense--2.5%
 8,526   Raytheon Co.                                    $      450,173
                                                         ______________
         Auto Components--2.6%
 5,354   Johnson Controls, Inc.                                 460,016
                                                         ______________
         Biotechnology--4.9%
 6,444   Amgen, Inc.*                                           440,190
 8,679   Biogen Idec, Inc.*                                     426,920
                                                         ______________
                                                                867,110
                                                         ______________
         Chemicals--2.5%
11,192   Dow Chemical (The) Co.                                 447,008
                                                         ______________
         Communications Equipment--2.4%
20,532   Motorola, Inc.                                         422,138
                                                         ______________
         Computers & Peripherals--2.6%
 4,785   International Business Machines Corp.                  464,863
                                                         ______________
         Energy Equipment & Services--5.0%
 6,165   Baker Hughes, Inc.                                     460,279
13,577   Halliburton Co.                                        421,566
                                                         ______________
                                                                881,845
                                                         ______________
         Health Care Providers & Services--2.6%
 9,007   McKesson Corp.                                         456,655
                                                         ______________
         Hotels, Restaurants & Leisure--2.6%
 9,379   Carnival Corp.                                         460,040
                                                         ______________
         Machinery--7.5%
 7,143   Caterpillar, Inc.                                      438,080
 9,509   Illinois Tool Works, Inc.                              439,221
 6,952   Paccar, Inc.                                           451,185
                                                         ______________
                                                              1,328,486
                                                         ______________
          Media--2.6%
14,660    CBS Corp., Class B                                    457,099
                                                         ______________
          Metals & Mining--7.2%
14,646    Alcoa, Inc.                                           439,526
 7,036    Nucor Corp.                                           384,588
 3,678    Phelps Dodge Corp.                                    440,330
                                                         ______________
                                                              1,264,444
                                                         ______________
          Oil, Gas & Consumable Fuels--22.3%
 6,516    Apache Corp.                                          433,379
 6,122    Chevron Corp.                                         450,151
 6,537    ConocoPhillips                                        470,336
 6,157    Devon Energy Corp.                                    413,012
 6,494    EOG Resources, Inc.                                   405,550
 5,902    Exxon Mobil Corp.                                     452,270
 8,771    Hess Corp.                                            434,778
 4,701    Marathon Oil Corp.                                    434,843



                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

          Oil, Gas & Consumable Fuels (Continued)
 8,986    Occidental Petroleum Corp.                     $      438,786
                                                         ______________
                                                              3,933,105
                                                         ______________
          Pharmaceuticals--15.2%
 8,209    Eli Lilly & Co.                                       427,689
 8,752    Forest Laboratories, Inc.*                            442,851
 6,821    Johnson & Johnson                                     450,322
10,082    Merck & Co., Inc.                                     439,575
18,160    Pfizer, Inc.                                          470,344
 8,939    Wyeth                                                 455,174
                                                         ______________
                                                              2,685,955
                                                         ______________
          Road & Rail--2.4%
12,335    CSX Corp.                                             424,694
                                                         ______________
         Semiconductors & Semiconductor
            Equipment--5.0%
24,239   Applied Materials, Inc.                                447,209
14,977   Texas Instruments, Inc.                                431,338
                                                         ______________
                                                                878,547
                                                         ______________
         Specialty Retail--5.1%
11,282   Home Depot (The), Inc.                                 453,085
14,234   Lowe's Cos., Inc.                                      443,389
                                                         ______________
                                                                896,474
                                                         ______________
         Textiles, Apparel & Luxury Goods--2.6%
4,586    NIKE, Inc., Class B                                    454,152
                                                         ______________
         Wireless Telecommunication Services--2.5%
22,931   Sprint Nextel Corp.                                    433,167
                                                         ______________
         Total Common Stocks
        (Cost $17,244,436)                                   17,665,971
                                                         ______________

         Total Investments--100.1%
          (Cost $17,244,436)                                 17,665,971
         Net Other Assets & Liabilities--(0.1%)                 (15,816)
                                                         ______________
         Net Assets--100.0%                              $   17,650,155
                                                         ==============

*  Non-income producing security.

Page 40            See Notes to Financial Statements.



First Trust Value Line(R) Equity Allocation Index Fund

Portfolio of Investments
December 31, 2006


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        Common Stocks--99.8%
        Aerospace & Defense--1.2%
 4,430  Raytheon Co.                                     $      233,904
                                                         ______________
        Airlines--1.0%
12,218  Southwest Airlines Co.                                  187,180
                                                         ______________
        Auto Components--0.3%
 9,213  Ballard Power Systems, Inc.*                             52,422
                                                         ______________
        Automobiles--2.5%
 6,891  General Motors Corp.                                    211,692
 3,610  Harley-Davidson, Inc.                                   254,396
                                                         ______________
                                                                466,088
                                                         ______________
        Biotechnology--0.8%
 4,091  Applera Corp - Celera Group*                             57,233
 8,109  Millennium Pharmaceuticals, Inc.*                        88,388
                                                         ______________
                                                                145,621
                                                         ______________
        Capital Markets--2.6%
 1,512  Bear Stearns Cos. (The), Inc.                           246,123
 2,503  Federated Investors, Inc., Class B                       84,551
 3,300  Knight Capital Group, Inc., Class A*                     63,261
 1,621  SEI Investments Co.                                      96,547
                                                         ______________
                                                                490,482
                                                         ______________
        Chemicals--1.4%
 1,535  Albemarle Corp.                                         110,213
 1,440  OM Group, Inc.*                                          65,203
 1,161  Sigma-Aldrich Corp.                                      90,233
                                                         ______________
                                                                265,649
                                                         ______________
        Commercial Services & Supplies--0.3%
 2,797  Korn/Ferry International*                                64,219
                                                         ______________
        Communications Equipment--1.6%
 1,979  CommScope, Inc.*                                         60,320
 8,905  Motorola, Inc.                                          183,087
14,963  Sycamore Networks, Inc.*                                 56,261
                                                         ______________
                                                                299,668
                                                         ______________
        Computers & Peripherals--1.0%
 1,364  Lexmark International, Inc., Class A*                    99,845
 4,687  Western Digital Corp.*                                   95,896
                                                         ______________
                                                                195,741
                                                         ______________
        Diversified Consumer Services--0.3%
   587  Strayer Education, Inc.                                  62,251
                                                         ______________
        Diversified Financial Services--1.2%
 4,630  JPMorgan Chase & Co.                                    223,629
                                                         ______________
        Diversified Telecommunication Services--3.6%
 6,883  AT&T, Inc.                                              246,067
 4,584  BT Group PLC ADR                                        274,537
                                                         ______________


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        Diversified Telecommunication Services
          (Continued)
 2,128  CenturyTel, Inc.                                 $       92,908
11,762  Cincinnati Bell, Inc.*  53,752
                                                         ______________
                                                                667,264
                                                         ______________
        Electric Utilities--8.2%
 2,293  Cleco Corp.                                              57,852
 7,024  Duke Energy Corp.                                       233,267
 2,489  Empire District Electric Co. (The)                       61,453
 3,758  FirstEnergy Corp.                                       226,607
 4,804  FPL Group, Inc.                                         261,435
 1,481  IDACORP, Inc.                                            57,241
 1,917  Otter Tail Corp.                                         59,734
 1,843  Pinnacle West Capital Corp.                              93,422
 4,781  Progress Energy, Inc.                                   234,651
 5,835  Sierra Pacific Resources*                                98,203
 1,574  UIL Holding Corp.                                        66,407
 3,502  Westar Energy, Inc.                                      90,912
                                                         ______________
                                                              1,541,184
                                                         ______________
        Electrical Equipment--0.8%
 1,744  Belden CDT, Inc.                                         68,173
 2,675  II-VI, Inc.*                                             74,739
                                                         ______________
                                                                142,912
                                                         ______________
        Electronic Equipment & Instruments--1.4%
 1,460  CDW Corp.                                               102,668
10,193  Celestica, Inc.*                                         79,607
 6,091  Vishay Intertechnology, Inc.*                            82,472
                                                         ______________
                                                                264,747
                                                         ______________
        Energy Equipment & Services--2.3%
 2,755  Baker Hughes, Inc.                                      205,689
 5,798  BJ Services Co.                                         169,997
   756  Core Laboratories N.V.*                                  61,236
                                                         ______________
                                                                436,922
                                                         ______________
        Food & Staples Retailing--1.1%
 9,003  Kroger (The) Co.                                        207,699
                                                         ______________
        Food Products--3.9%
 5,540  Campbell Soup Co.                                       215,451
 2,216  Hormel Foods Corp.                                       82,745
 1,847  J.M. Smucker (The) Co.                                   89,524
 6,369  Kraft Foods, Inc., Class A                              227,373
 1,309  Lancaster Colony Corp.                                   58,002
 1,144  Ralcorp Holdings, Inc.*                                  58,218
                                                         ______________
                                                                731,313
                                                         ______________
        Gas Utilities--2.5%
 2,006  Energen Corp.                                            94,162
 1,674  Northwest Natural Gas Co.                                71,045
 2,197  ONEOK, Inc.                                              94,735
   962  Questar Corp.                                            79,894

                       See Notes to Financial Statements.                Page 41



First Trust Value Line(R) Equity Allocation Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        Common Stocks (Continued)
        Gas Utilities (Continued)
 1,685  Southwest Gas Corp.                              $       64,653
 1,799  WGL Holdings, Inc.                                       58,611
                                                         ______________
                                                                463,100
                                                         ______________
        Health Care Equipment & Supplies--1.5%
   914  IDEXX Laboratories, Inc.*                                72,480
 2,885  Immucor, Inc.*                                           84,329
 1,521  SurModics, Inc.*                                         47,334
 1,545  West Pharmaceutical Services, Inc.                       79,150
                                                         ______________
                                                                283,293
                                                         ______________
        Health Care Technology--0.5%
 3,118  IMS Health, Inc.                                         85,683
                                                         ______________
        Hotels, Restaurants & Leisure--0.3%
 1,636  Papa John's International, Inc.*                         47,460
                                                         ______________
        Household Durables--3.3%
 2,121  Beazer Homes USA, Inc.                                   99,708
 4,555  Garmin Ltd.                                             253,531
 9,406  Matsushita Electric Industrial
           Co., Ltd. ADR                                        188,967
 3,605  Tempur-Pedic International, Inc.                         73,758
                                                         ______________
                                                                615,964
                                                         ______________
        Household Products--0.5%
 1,324  Energizer Holdings, Inc.*                                93,991
                                                         ______________
        Independent Power Producers &
           Energy Traders--0.9%
 3,236  TXU Corp.                                               175,424
                                                         ______________
        Industrial Conglomerates--0.3%
 2,507  Tredegar Corp.                                           56,683
                                                         ______________
        Insurance--6.2%
   228  Alleghany Corp.*                                         82,901
 2,482  Ambac Financial Group, Inc.                             221,072
    64  Berkshire Hathaway, Inc., Class B*                      234,624
 4,546  Cincinnati Financial Corp.                              205,979
 3,498  Lincoln National Corp.                                  232,267
 3,945  Old Republic International Corp.                         91,840
 1,639  Reinsurance Group of America, Inc.                       91,292
                                                         ______________
                                                              1,159,975
                                                         ______________
        Internet & Catalog Retail--0.4%
 1,709  Priceline.com, Inc.*                                     74,529
                                                         ______________
        Internet Software & Services--1.2%
 2,171  Akamai Technologies, Inc.*                              115,323
 5,540  RealNetworks, Inc.*                                      60,608
 1,517  WebEx Communications, Inc.*                              52,928
                                                         ______________
                                                                228,859
                                                         ______________


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        IT Services--2.5%
 2,226  CSG Systems International, Inc.*                 $       59,501
 4,775  Infosys Technologies Ltd. ADR                           260,524
 4,063  MPS Group, Inc.*                                         57,613
 3,730  Total System Services, Inc.                              98,435
                                                         ______________
                                                                476,073
                                                         ______________
        Leisure Equipment & Products--1.3%
 2,730  Marvel Entertainment, Inc.*                              73,464
 4,623  Mattel, Inc.                                            104,757
 1,513  Polaris Industries, Inc.                                 70,854
                                                         ______________
                                                                249,075
                                                         ______________
        Life Sciences Tools & Services--0.5%
 2,673  Applera Corp. - Applied Biosystems
           Group                                                 98,072
                                                         ______________
        Machinery--2.6%
 1,470  Lincoln Electric Holdings, Inc.                          88,817
 3,702  PACCAR, Inc.                                            240,260
 1,595  SPX Corp.                                                97,550
 1,465  Toro (The) Co.                                           68,313
                                                         ______________
                                                                494,940
                                                         ______________
        Media--1.8%
 1,973  Catalina Marketing Corp.                                 54,258
12,751  Time Warner, Inc.                                       277,716
                                                         ______________
                                                                331,974
                                                         ______________
        Metals & Mining--2.3%
 4,099  Nucor Corp.                                             224,051
 2,893  Teck Cominco Ltd., Class B                              217,988
                                                         ______________
                                                                442,039
                                                         ______________
        Multiline Retail--0.5%
 2,577  Dillard's, Inc., Class A                                 90,118
                                                         ______________
        Multi-Utilities--5.5%
 2,392  Avista Corp.                                             60,542
 1,156  CH Energy Group, Inc.                                    61,037
 4,634  Consolidated Edison, Inc.                               222,756
 3,384  Energy East Corp.                                        83,923
 2,329  OGE Energy Corp.                                         93,160
 3,033  PNM Resources, Inc.                                      94,326
 2,073  SCANA Corp.                                              84,205
 1,997  Wisconsin Energy Corp.                                   94,778
10,148  Xcel Energy, Inc.                                       234,014
                                                         ______________
                                                              1,028,741
                                                         ______________
        Oil, Gas & Consumable Fuels--12.0%
 1,559  Cabot Oil & Gas Corp.                                    94,553
 3,148  ConocoPhillips                                          226,499
 3,900  EnCana Corp.                                            179,205
 3,015  Exxon Mobil Corp.                                       231,039
 2,409  Frontier Oil Corp.                                       69,235

Page 42              See Notes to Financial Statements.



First Trust Value Line(R) Equity Allocation Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        Common Stocks (Continued)
        Oil, Gas & Consumable Fuels (Continued)
 1,752  Holly Corp.                                      $     90,053
 5,445  Imperial Oil Ltd.                                     200,539
 2,339  Marathon Oil Corp.                                    216,358
 1,766  OMI Corp.                                              37,386
 1,288  Overseas Shipholding Group, Inc.                       72,514
 2,273  Petroleo Brasileiro S.A. ADR                          234,096
 2,618  Suncor Energy, Inc.                                   206,586
 2,694  Sunoco, Inc.                                          167,998
 6,708  TransCanada Corp.                                     234,446
                                                         ____________
                                                            2,260,507
                                                         ____________
        Pharmaceuticals--3.6%
 4,386  Forest Laboratories, Inc.*                            221,932
 3,272  Johnson & Johnson                                     216,017
 5,305  Merck & Co., Inc.                                     231,298
                                                         ____________
                                                              669,247
                                                         ____________
        Real Estate Investment Trusts--2.0%
 4,045  Archstone-Smith Trust                                 235,459
 3,135  New Plan Excel Realty Trust                            86,150
 1,476  Pennsylvania Real Estate Investment
           Trust                                               58,125
                                                         ____________
                                                              379,734
                                                         ____________
        Semiconductors & Semiconductor
        Equipment--5.1%
 19,827 Applied Micro Circuits Corp.*                          70,584
  4,503 Brooks Automation, Inc.*                               64,843
  3,576 Intersil Corp., Class A                                85,538
  8,337 Lattice Semiconductor Corp.*                           54,024
 12,894 Micron Technology, Inc.*                              180,000
  2,720 MKS Instruments, Inc.*                                 61,418
 22,675 Taiwan Semiconductor Manufacturing
           Co., Ltd. ADR                                      247,838
  6,434 Texas Instruments, Inc.                               185,299
                                                         ____________
                                                              949,544
                                                         ____________
        Specialty Retail--5.6%
 1,268  Abercrombie & Fitch Co., Class A                       88,291
 3,395  American Eagle Outfitters, Inc.                       105,958
 2,465  Bebe Stores, Inc.                                      48,782
 2,715  Dress Barn (The), Inc.*                                63,341
 1,004  Gymboree (The) Corp.*                                  38,313
 8,206  Limited Brands, Inc.                                  237,481
 1,666  Sherwin-Williams (The) Co.                            105,924
 2,286  Men's Wearhouse (The), Inc.                            87,462
 7,805  TJX Cos. (The), Inc.                                  222,599
 1,446  Tween Brands, Inc.*                                    57,739
                                                         ____________
                                                            1,055,890
                                                         ____________


                                                         Market
Shares                                                   Value
-----------------------------------------------------------------------

        Textiles, Apparel & Luxury Goods--0.4%
 1,741  Gildan Activewear, Inc. *                        $     81,183
                                                         ____________
        Tobacco--0.4%
 1,620  Universal Corp.                                        79,396
                                                         ____________
        Wireless Telecommunication Services--0.6%
 1,998  Telephone & Data Systems, Inc.                        108,551
                                                         ____________


        Total Common Stocks
        (Cost $18,942,607)                                 18,758,940
                                                         ____________


        Total Investments--99.8%
        (Cost $18,942,607)                                 18,758,940
        Net Other Assets & Liabilities--0.2%                   34,219
                                                         ____________
        Net Assets--100.0%                               $ 18,793,159
                                                         ============


*  Non-income producing security.

ADR     American Depositary Receipt.


                     See Notes to Financial Statements.                  Page 43



First Trust Value Line(R) Dividend Index Fund

Portfolio of Investments
December 31, 2006


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Common Stocks--99.8%
        Aerospace & Defense--1.0%
33,428  Northrop Grumman Corp.                           $   2,263,076
42,574  Raytheon Co.                                         2,247,907
                                                         _____________
                                                             4,510,983
                                                         _____________
        Air Freight & Logistics--1.0%
56,172  C.H. Robinson Worldwide, Inc.                        2,296,873
30,661  United Parcel Service, Inc., Class B                 2,298,962
                                                         _____________
                                                             4,595,835
                                                         _____________
        Auto Components--0.5%
28,506  Magna International, Inc., Class A                   2,296,158
                                                         _____________
        Beverages--2.0%
46,365  Anheuser-Busch Cos., Inc.                            2,281,158
34,630  Brown-Forman Corp., Class B                          2,293,891
46,871  Coca-Cola (The) Co.                                  2,261,526
36,212  PepsiCo, Inc.                                        2,265,061
                                                         _____________
                                                             9,101,636
                                                         _____________
        Building Products--0.5%
77,503  Masco Corp.                                          2,315,015
                                                         _____________
        Capital Markets--0.5%
67,305  Federated Investors, Inc., Class B                   2,273,563
                                                         _____________
        Chemicals--1.5%
32,046  Air Products and Chemicals, Inc.                     2,252,193
46,299  E.I. duPont de Nemours & Co.                         2,255,225
35,040  PPG Industries, Inc.                                 2,249,918
                                                         _____________
                                                             6,757,336
                                                         _____________
        Commercial Banks--16.6%
65,860  Associated Banc-Corp.                                2,297,197
42,398  Bank of Hawaii Corp.                                 2,287,372
38,328  Bank of Montreal                                     2,268,634
50,035  Bank of Nova Scotia                                  2,241,568
51,413  BB&T Corp.                                           2,258,573
27,007  Canadian Imperial Bank of Commerce                   2,276,420
32,424  City National Corp.                                  2,308,588
38,335  Comerica, Inc.                                       2,249,498
46,686  Commerce Bancshares, Inc.                            2,260,069
37,838  Compass Bancshares, Inc.                             2,257,037
40,691  Cullen/Frost Bankers, Inc.                           2,271,372
55,246  Fifth Third Bancorp                                  2,261,219
54,702  First Horizon National Corp.                         2,285,450
59,258  First Midwest Bancorp, Inc.                          2,292,099
42,893  Hancock Holding Co.                                  2,266,466
97,038  Huntington Bancshares, Inc.                          2,304,652
18,649  M&T Bank Corp.                                       2,278,162
47,319  Marshall & Ilsey Corp.                               2,276,517
48,323  Mercantile Bankshares Corp.                          2,261,033
61,418  National City Corp.                                  2,245,442
119,264 Old National Bancorp                                 2,256,475
30,553  PNC Financial Services Group, Inc.                   2,262,144


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Commercial Banks (Continued)
127,481 Popular, Inc.                                    $   2,288,284
60,614  Regions Financial Corp.                              2,266,964
48,005  Royal Bank of Canada                                 2,287,438
26,771  SunTrust Banks, Inc.                                 2,260,811
73,953  Synovus Financial Corp.                              2,279,971
38,485  Toronto-Dominion Bank (The)                          2,304,097
62,021  U.S. Bancorp                                         2,244,540
39,760  Wachovia Corp.                                       2,264,332
63,314  Wells Fargo & Co.                                    2,251,446
53,631  Wilmington Trust Corp.                               2,261,619
27,777  Zions Bancorp                                        2,289,936
                                                         _____________
                                                            74,965,425
                                                         _____________
        Commercial Services & Supplies--2.0%
33,167  Avery Dennison Corp.                                 2,253,034
49,221  Pitney Bowes, Inc.                                   2,273,518
63,527  R.R. Donnelley & Sons Co.                            2,257,750
62,772  Waste Management, Inc.                               2,308,126
                                                         _____________
                                                             9,092,428
                                                         _____________
        Computers & Peripherals--0.5%
49,914  Diebold, Inc.                                        2,325,992
                                                         _____________
        Consumer Finance--0.5%
45,676  SLM Corp.                                            2,227,619
                                                         _____________
        Containers & Packaging--1.0%
66,575  Bemis Co., Inc.                                      2,262,219
59,520  Sonoco Products Co.                                  2,265,331
                                                         _____________
                                                             4,527,550
                                                         _____________
        Distributors--0.5%
48,015  Genuine Parts Co.                                    2,277,351
                                                         _____________
        Diversified Financial Services--1.0%
42,374  Bank of America Corp.                                2,262,348
41,282  Citigroup, Inc.                                      2,299,407
                                                         _____________
                                                             4,561,755
                                                         _____________
        Diversified Telecommunications--2.1%
64,996  AT&T, Inc.                                           2,323,607
49,415  BellSouth Corp.                                      2,327,941
84,657  Telecom Corp. of New Zealand
            Ltd., ADR                                        2,278,966
61,919  Verizon Communications, Inc.                         2,305,864
                                                         _____________
                                                             9,236,378
                                                         _____________
        Electric Utilities--7.0%
48,272  ALLETE, Inc.                                         2,246,579
68,560  Duke Energy Corp.                                    2,276,878
24,469  Entergy Corp.                                        2,258,978
36,815  Exelon Corp.                                         2,278,480
37,372  FirstEnergy Corp.                                    2,253,532
41,449  FPL Group, Inc.                                      2,255,655
71,288  Great Plains Energy, Inc.                            2,266,958

Page 44              See Notes to Financial Statements.



First Trust Value Line(R) Dividend Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Common Stocks (Continued)
        Electric Utilities (Continued)
82,568  Hawaiian Electric Industries, Inc.               $   2,241,721
44,836  Pinnacle West Capital Corp.                          2,272,737
83,019  Portland General Electric Co.                        2,262,268
62,842  PPL Corp.                                            2,252,257
46,100  Progress Energy, Inc.                                2,262,588
61,318  Southern Co.                                         2,260,181
85,417  Westar Energy, Inc.                                  2,217,425
                                                         _____________
                                                            31,606,237
                                                         _____________
        Electrical Equipment--1.5%
69,037  Baldor Electric Co.                                  2,307,217
51,261  Emerson Electric Co.                                 2,260,097
50,456  Hubbell, Inc., Class B                               2,281,116
                                                         _____________
                                                             6,848,430
                                                         _____________
        Food & Staples Retailing--1.0%
62,021  Sysco Corp.                                          2,279,892
56,562  Weis Markets, Inc.                                   2,268,702
                                                         _____________
                                                             4,548,594
                                                         _____________
        Food Products--7.5%
53,277  Cadbury Schweppes PLC, ADR                           2,287,182
57,711  Campbell Soup Co.                                    2,244,381
83,322  ConAgra Foods, Inc.                                  2,249,694
38,852  General Mills, Inc.                                  2,237,875
45,195  Hershey (The) Co.                                    2,250,711
50,445  H.J. Heinz Co.                                       2,270,529
46,745  J.M. Smucker (The) Co.                               2,265,730
45,078  Kellogg Co.                                          2,256,605
63,652  Kraft Foods, Inc., Class A                           2,272,376
50,298  Lancaster Colony Corp.                               2,228,704
57,888  McCormick & Co., Inc.                                2,232,161
133,856 Sara Lee Corp.                                       2,279,568
83,875  Unilever NV,                                         2,285,594
82,448  Unilever PLC, ADR                                    2,293,704
44,238  Wm. Wrigley Jr. Co.                                  2,287,989
                                                         _____________
                                                            33,942,803
                                                         _____________
        Gas Utilities--5.0%
57,944  AGL Resources, Inc.                                  2,254,601
71,064  Atmos Energy Corp.                                   2,267,652
54,168  Equitable Resources, Inc.                            2,261,514
57,755  National Fuel Gas Co.                                2,225,878
46,327  New Jersey Resources Corp.                           2,250,566
53,504  Northwest Natural Gas Co.                            2,270,710
51,320  Peoples Energy Corp.                                 2,287,332
83,781  Piedmont Natural Gas Co., Inc.                       2,241,142
84,093  UGI Corp.                                            2,294,057
69,164  WGL Holdings, Inc.                                   2,253,363
                                                         _____________
                                                            22,606,815
                                                         _____________


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Health Care Equipment & Supplies--1.0%
63,864  Arrow International, Inc.                        $   2,259,508
40,049  Hillenbrand Industries, Inc.                         2,279,990
                                                         _____________
                                                             4,539,498
                                                         _____________
        Hotels, Restaurants & Leisure--0.5%
51,941  McDonald's Corp.                                     2,302,545
                                                         _____________
        Household Durables--1.5%
27,147  Fortune Brands, Inc.                                 2,318,083
96,256  Leggett & Platt, Inc.                                2,300,518
47,635  Snap-on, Inc.                                        2,269,331
                                                         _____________
                                                             6,887,932
                                                         _____________
        Household Products--2.0%
35,391  Clorox (The) Co.                                     2,270,333
35,007  Colgate-Palmolive Co.                                2,283,857
33,647  Kimberly-Clark Corp.                                 2,286,313
35,448  Procter & Gamble (The) Co.                           2,278,243
                                                         _____________
                                                             9,118,746
                                                         _____________
        Independent Power Producers &
          Energy Traders--0.5%
32,964  Constellation Energy Group                           2,270,231
                                                         _____________
        Industrial Conglomerates--1.5%
29,161  3M Co.                                               2,272,516
60,343  General Electric Co.                                 2,245,363
35,078  Teleflex, Inc.                                       2,264,636
                                                         _____________
                                                             6,782,515
                                                         _____________
        Insurance--5.5%
34,640  Allstate (The) Corp.                                 2,255,410
75,726  Arthur J. Gallagher & Co.                            2,237,703
42,678  Chubb (The) Corp.                                    2,258,093
50,013  Cincinnati Financial Corp.                           2,266,089
34,689  Lincoln National Corp.                               2,303,350
67,704  Manulife Financial Corp.                             2,287,718
31,256  MBIA, Inc.                                           2,283,563
42,319  Mercury General Corp.                                2,231,481
96,996  Old Republic International Corp.                     2,258,067
47,887  Protective Life Corp.                                2,274,633
31,685  XL Capital Ltd., Class A                             2,281,954
                                                         _____________
                                                            24,938,061
                                                         _____________

        IT Services--0.5%
46,110  Automatic Data Processing, Inc.                      2,270,918
                                                         _____________
        Leisure Equipment & Products--0.5%
48,611  Polaris Industries, Inc.                             2,276,453
                                                         _____________
        Machinery--2.6%
37,366  Caterpillar, Inc.                                    2,291,657
23,779  Deere & Co.                                          2,260,670
30,479  Eaton Corp.                                          2,290,192
49,200  Illinois Tool Works, Inc.                            2,272,548

                See Notes to Financial Statements.                       Page 45



First Trust Value Line(R) Dividend Index Fund

Portfolio of Investments (Continued)
December 31, 2006


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Common Stocks (Continued)
        Machinery (Continued)
59,567  Ingersoll-Rand Co. Ltd., Class A                 $   2,330,856
                                                         _____________
                                                            11,445,923
                                                         _____________
        Media--2.5%
37,762  Gannett Co., Inc.                                    2,283,091
72,493  Lee Enterprises, Inc.                                2,251,633
94,733  New York Times (The) Co., Class A                    2,307,695
55,017  Thomson (The) Corp.                                  2,279,904
71,669  Tribune Co.                                          2,205,972
                                                         _____________
                                                            11,328,295
                                                         _____________
        Multi-Utilities--8.1%
42,149  Ameren Corp.                                         2,264,666
47,484  Consolidated Edison, Inc.                            2,282,556
27,427  Dominion Resources, Inc.                             2,299,480
90,336  Energy East Corp.                                    2,240,333
55,314  KeySpan Corp.                                        2,277,831
88,991  MDU Resources Group, Inc.                            2,281,729
65,860  NSTAR                                                2,262,950
56,943  OGE Energy Corp.                                     2,277,720
47,735  PG&E Corp.                                           2,259,298
72,516  PNM Resources, Inc.                                  2,255,248
55,233  SCANA Corp.                                          2,243,564
41,158  Sempra Energy                                        2,306,493
80,491  Vectren Corp.                                        2,276,285
47,715  Wisconsin Energy Corp.                               2,264,554
42,287  WPS Resources Corp.                                  2,284,767
98,507  Xcel Energy, Inc.                                    2,271,571
                                                         _____________
                                                            36,349,045
                                                         _____________
        Oil, Gas & Consumable Fuels--3.1%
34,126  BP PLC, ADR                                          2,289,855
31,135  Chevron Corp.                                        2,289,357
31,739  ConocoPhillips                                       2,283,621
46,755  Occidental Petroleum Corp.                           2,283,047
32,554  Royal Dutch Shell PLC, ADR                           2,304,497
65,520  TransCanada Corp.                                    2,289,924
                                                         _____________
                                                            13,740,301
                                                         _____________
        Personal Products--0.5%
68,006  Avon Products, Inc.                                  2,246,918
                                                         _____________
        Pharmaceuticals--4.1%
47,181  Abbott Laboratories                                  2,298,187
87,317  Bristol-Myers Squibb Co.                             2,298,183
43,945  Eli Lilly & Co.                                      2,289,535
43,459  GlaxoSmithKline PLC, ADR                             2,292,897
34,667  Johnson & Johnson                                    2,288,715
87,758  Pfizer, Inc.                                         2,272,932
50,076  Sanofi-Aventis, ADR                                  2,312,008
44,804  Wyeth                                                2,281,420
                                                         _____________
                                                            18,333,877
                                                         _____________


                                                         Market
Shares                                                   Value
----------------------------------------------------------------------

        Real Estate Investment Trusts--8.2%
40,071  Archstone-Smith Trust                            $   2,332,533
17,948  AvalonBay Communities, Inc.                          2,334,137
36,171  BRE Properties, Inc., Class A                        2,351,837
47,454  Equity Office                                        2,285,859
45,150  Equity Residential                                   2,291,363
27,628  Federal Realty Investment Trust                      2,348,379
63,652  Health Care Property Investors, Inc.                 2,343,667
45,969  Liberty Property Trust                               2,258,917
45,177  Mack-Cali Realty Corp.                               2,304,027
83,719  New Plan Excel Realty Trust                          2,300,598
58,123  Plum Creek Timber Co., Inc.                          2,316,202
38,302  ProLogis                                             2,327,613
23,992  Public Storage, Inc.                                 2,339,220
22,973  Simon Property Group, Inc.                           2,326,935
72,123  United Dominion Realty Trust, Inc.                   2,292,790
49,534  Weingarten Realty Investors                          2,284,013
                                                         _____________
                                                            37,038,090
                                                         _____________
        Specialty Retail--0.5%
58,257  Home Depot (The), Inc.                               2,339,601
                                                         _____________
        Textiles, Apparel & Luxury Goods--0.5%
27,753  VF Corp.                                             2,277,966
                                                         _____________
        Thrifts & Mortgage Finance--2.5%
74,461  Astoria Financial Corp.                              2,245,744
58,738  Capitol Federal Financial                            2,256,714
33,265  Freddie Mac                                          2,258,693
95,770  Washington Federal, Inc.                             2,253,468
49,585  Washington Mutual, Inc.                              2,255,622
                                                         _____________
                                                            11,270,241
                                                         _____________
        Tobacco--0.5%
46,016  Universal Corp.                                      2,255,244
                                                         _____________
        Total Common Stocks
        (Cost $394,286,477)                                450,630,303

        Total Investments--99.8%
        (Cost $394,286,477)                                450,630,303
        Net Other Assets & Liabilities --0.2%                1,011,760
                                                         _____________
        Net Assets--100.0%                               $ 451,642,063
                                                         =============


ADR     American Depositary Receipt.


Page 46             See Notes to Financial Statements.





                      This page left blank intentionally.





                                                                         Page 47



First Trust Exchange-Traded Fund

Statements of Assets and Liabilities
December 31, 2006

                                                                        First Trust           First Trust
                                                                        Dow Jones Select      Morningstar(R)         First Trust
                                                                        MicroCap              Dividend Leaders(SM)   IPOX-100
                                                                        Index(SM) Fund        Index Fund             Index Fund
                                                                        ________________      ____________________   ______________
ASSETS:

Investments at value                                                    $16,893,260           $74,904,263            $19,961,364
Cash                                                                          4,663                77,365                 13,938
Receivables:
    Capital shares sold                                                          --                    --                     --
    Investment securities sold                                                   --               205,656                     --
    Dividends                                                                16,378               182,899                  9,888
    From investment advisor                                                   2,148                56,715                 20,929
Other assets                                                                     --                 1,996                 63,973
                                                                        ___________           ___________            ___________
    Total Assets                                                         16,916,449            75,428,894             20,070,092
                                                                        ___________           ___________            ___________

LIABILITIES:

Payables:
    Investment securities purchased                                              --                    --                  4,800
    Capital shares purchased                                                     --                    --                     --
    Investment advisory fees                                                  7,127                17,628                  6,771
Accrued expenses and other liabilities                                       44,282               174,044                 77,871
                                                                        ___________           ___________            ___________
    Total Liabilities                                                        51,409               191,672                 89,442
                                                                        ___________           ___________            ___________

NET ASSETS                                                              $16,865,040           $75,237,222            $19,980,650
                                                                        ===========           ===========            ===========

NET ASSETS consist of:
Paid-in capital                                                         $17,542,788           $69,591,037            $19,472,257
Par value                                                                     7,050                32,000                  9,000
Undistributed net investment income/(distributions in excess
   of net investment income)                                                  1,376              (104,804)                 9,633
Accumulated net realized gain (loss) on investments                      (1,605,412)              776,586               (310,908)
Net unrealized appreciation (depreciation) on investments                   919,238             4,942,403                800,668
                                                                        ___________           ___________            ___________
NET ASSETS                                                              $16,865,040           $75,237,222            $19,980,650
                                                                        ===========           ===========            ===========

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)         $23.92                $23.51                 $22.20
                                                                        ===========           ===========            ===========

Number of Common Shares outstanding

(unlimited number of Common Shares has been authorized)                     705,000             3,200,002                900,002
                                                                        ___________           ___________            ___________

Investments at cost                                                     $15,974,022           $69,961,860            $19,160,696
                                                                        ===========           ===========            ===========

Page 48             See Notes to Financial Statements.



 First Trust       First Trust          First Trust      First Trust       First Trust        First Trust          First Trust
 NASDAQ-100        NASDAQ-100-          Amex(R)          Dow Jones         DB                 Value Line(R)        Value Line(R)
 Equal Weighted    Technology Sector    Biotechnology    Internet          Strategic Value    Equity Allocation    Dividend
 Index(SM) Fund    Index(SM) Fund       Index Fund       Index(SM) Fund    Index Fund         Index Fund           Index Fund
 ______________    _________________    _____________    ______________    _______________    _________________    _____________

 $26,237,420       $28,048,691          $29,334,912      $26,019,256       $17,665,971        $18,758,940          $450,630,303
      18,532            12,708                  248           13,468             7,209              1,846               157,518

          --                --            1,177,508        2,256,783                --          4,953,410            30,329,203
          --                --            1,177,178        2,257,626                --            994,374            33,813,910
      10,415             1,819                   --               --            40,067             24,390             1,506,602
       2,983               771               10,970           14,114            48,231             26,011                33,985
          --                --                   63              126                --                 --                30,902
 ___________       ___________          ___________      ___________       ___________        ___________          ____________
  26,269,350        28,063,989           31,700,879       30,561,373        17,761,478         24,758,971           516,502,423
 ___________       ___________          ___________      ___________       ___________        ___________          ____________



          --                --              990,844        2,255,819                --          4,935,688            30,486,122
          --                --            1,177,508        2,256,783                --            996,964            33,699,114
       8,355             9,653               10,091            8,971             7,593              5,106               255,711
     102,894            94,760               84,696           86,752           103,730             28,054               419,413
 ___________       ___________          ___________      ___________       ___________        ___________          ____________
     111,249           104,413            2,263,139        4,608,325           111,323          5,965,812            64,860,360
 ___________       ___________          ___________      ___________       ___________        ___________          ____________

 $26,158,101       $27,959,576          $29,437,740      $25,953,048       $17,650,155        $18,793,159          $451,642,063
 ===========       ===========          ===========      ===========       ===========        ===========          ============


 $26,363,244       $28,474,538          $27,782,798      $24,152,316       $17,253,622        $18,950,414          $396,295,153
      13,000            14,000               12,500           11,500             8,000              9,500               269,380
          --                --                   --               --            17,969             18,537                    --
    (265,748)         (451,843)             (52,552)         (12,767)          (50,971)            (1,625)           (1,266,296)
      47,605           (77,119)           1,694,994        1,801,999           421,535           (183,667)           56,343,826
 ___________       ___________          ___________      ___________       ___________        ___________          ____________
 $26,158,101       $27,959,576          $29,437,740      $25,953,048       $17,650,155        $18,793,159          $451,642,063
 ===========       ===========          ===========      ===========       ===========        ===========          ============

      $20.12            $19.97               $23.55           $22.57            $22.06             $19.78                $16.77
 ===========       ===========          ===========      ===========       ===========        ===========          ============


   1,300,002         1,400,002            1,250,002        1,150,002           800,002            950,002            26,938,000
 ___________       ___________          ___________      ___________       ___________        ___________          ____________

 $26,189,815       $28,125,810          $27,639,918      $24,217,257       $17,244,436        $18,942,607          $394,286,477
 ===========       ===========          ===========      ===========       ===========        ===========          ============


                    See Notes to Financial Statements.                   Page 49




First Trust Exchange-Traded Fund

Statements of Operations


                                                                      First Trust          First Trust
                                                                      Dow Jones Select     Morningstar(R)          First Trust
                                                                      MicroCap             Dividend Leaders(SM)    IPOX-100
                                                                      Index(SM) Fund       Index Fund              Index Fund
                                                                      _________________    ____________________    _________________
                                                                                           For the Period          For the Period
                                                                      For the              March 9, 2006*          April 12, 2006*
                                                                      Year Ended           through                 through
                                                                      December 31, 2006    December 31, 2006       December 31, 2006
                                                                      _________________    ____________________    _________________
INVESTMENT INCOME:
Dividends**                                                           $      200,587       $    1,279,236          $       91,927
                                                                      ______________       ______________          ______________
    Total investment income                                                  200,587            1,279,236                  91,927
                                                                      ______________       ______________          ______________

EXPENSES:

Investment advisory fees                                                     118,834               96,022                  54,862
Audit and tax fees                                                            33,668               31,501                  31,500
Licensing fees                                                                25,033               80,000                  36,027
Legal fees                                                                    18,631               25,001                  25,000
Printing fees                                                                 17,391               29,981                  20,001
Trustees' fees and expenses                                                   17,228                8,350                   4,436
Custodian fees                                                                13,971                5,251                   3,665
Listing fees                                                                  13,794               13,141                   8,878
Accounting and  administration fees                                           11,883               16,004                   6,858
Registration and filing fees                                                   4,033                3,189                   1,404
Transfer agent fees                                                            1,188                1,601                     686
Other expenses                                                                 4,918                6,014                   5,025
                                                                      ______________       ______________          ______________
    Total Expenses                                                           280,572              316,055                 198,342
    Less fees waived and expenses reimbursed by the investment advisor      (137,971)            (172,016)               (116,048)
                                                                      ______________       ______________          ______________
Net Expenses                                                                 142,601              144,039                  82,294
                                                                      ______________       ______________          ______________
NET INVESTMENT INCOME (LOSS)                                                  57,986            1,135,197                   9,633
                                                                      ______________       ______________          ______________

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments                                                           (1,562,483)             (66,476)               (318,158)
    In-kind redemptions                                                    5,421,236            1,199,751                (293,835)
                                                                      ______________       ______________          ______________
Net realized gain (loss)                                                   3,858,753            1,133,275                (611,993)

Net change in unrealized appreciation (depreciation) on investments           (4,051)           4,942,403                 800,668
                                                                      ______________       ______________          ______________
Net realized and unrealized gain (loss)                                    3,854,702            6,075,678                 188,675
                                                                      ______________       ______________          ______________

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                   $    3,912,688       $    7,210,875          $      198,308
                                                                      ==============       ==============          ==============


*    Inception date.

** Net of foreign withholding taxes of $197 for the First Trust NASDAQ-100 Equal Weighted IndexSM Fund and $46 for the First Trust Value Line(R) Equity Allocation Index Fund.


Page 50           See Notes to Financial Statements.



 First Trust           First Trust           First Trust           First Trust           First Trust           First Trust
 NASDAQ-100            NASDAQ-100-           Amex(R)               Dow Jones             DB Strategic          Value Line(R)
 Equal Weighted        Technology Sector     Biotechnology         Internet              Value                 Equity Allocation
 Index(SM) Fund        Index(SM) Fund        Index Fund            Index(SM) Fund        Index Fund            Index Fund
 _________________     _________________     _________________     _________________     _________________     ____________________
 For the Period        For the Period        For the Period        For the Period        For the Period        For the Period
 April 19, 2006*       April 19, 2006*       June 19, 2006*        June 19, 2006*        July 6, 2006*         December 5, 2006*
 through               through               through               through               through               through
 December 31, 2006     December 31, 2006     December 31, 2006     December 31, 2006     December 31, 2006     December 31, 2006
 _________________     _________________     _________________     _________________     _________________     ____________________

 $     76,389          $     48,174          $         --          $      5,847          $    132,734          $     25,686
 ____________          ____________          ____________          ____________          ____________          ____________
       76,389                48,174                    --                 5,847               132,734                25,686
 ____________          ____________          ____________          ____________          ____________          ____________


       57,302                48,629                52,085                51,591                34,125                 5,106
       31,501                31,501                31,499                31,500                31,500                18,775
       14,325                12,157                10,417                13,151                47,671                 1,532
       25,000                25,000                24,976                24,977                24,974                 1,712
       29,978                25,000                15,001                15,001                20,000                 3,750
        4,400                 3,490                 3,099                 2,869                 1,504                   400
        2,791                 1,670                 1,628                 1,637                 1,153                   128
        7,370                 6,485                 6,850                 6,670                 6,565                   810
        7,163                 6,078                 6,511                 6,449                 3,413                   511
        1,448                 1,210                 1,299                 1,296                   673                   109
          716                   608                   651                   645                   341                    51
        5,035                 5,030                 4,501                 4,500                 4,977                   276
 ____________          ____________          ____________          ____________          ____________          ____________
      187,029               166,858               158,517               160,286               176,896                33,160
     (101,077)              (93,915)              (80,389)              (82,899)             (132,531)              (26,011)
 ____________          ____________          ____________          ____________          ____________          ____________
       85,952                72,943                78,128                77,387                44,365                 7,149
 ____________          ____________          ____________          ____________          ____________          ____________
       (9,563)              (24,769)              (78,128)              (71,540)               88,369                18,537
 ____________          ____________          ____________          ____________          ____________          ____________



     (274,953)             (452,260)              (42,053)               14,519               (53,948)               (1,625)
      796,925               931,040             1,831,373             1,512,844               959,709                30,997
 ____________          ____________          ____________          ____________          ____________          ____________
      521,972               478,780             1,789,320             1,527,363               905,761                29,372

       47,605               (77,119)            1,694,994             1,801,999               421,535              (183,667)
 ____________          ____________          ____________          ____________          ____________          ____________
      569,577               401,661             3,484,314             3,329,362             1,327,296              (154,295)
 ____________          ____________          ____________          ____________          ____________          ____________


 $    560,014          $    376,892          $  3,406,186          $  3,257,822          $  1,415,665          $   (135,758)
 ============          ============          ============          ============          ============          ============

                 See Notes to Financial Statements.                      Page 51


First Trust Exchange-Traded Fund

Statements of Operations


                                                                                                    First Trust
                                                                                                    Value Line(R)
                                                                                                    Dividend
                                                                                                    Index Fund
                                                                            _______________________________________________________
                                                                            For the Period
                                                                            June 1, 2006                 For the Year
                                                                            through                      Ended
                                                                            December 31, 2006*           May 31, 2006*
                                                                            _________________________    ___________________________
INVESTMENT INCOME:
Dividends                                                                   $   10,427,024               $   19,049,591
                                                                            ______________               ______________
    Total investment income                                                     10,427,024                   19,049,591
                                                                            ______________               ______________

EXPENSES:

Investment advisory fees                                                         2,049,926                    3,598,042
Audit and tax fees                                                                  19,162                           --
Audit and legal fees                                                                    --                      134,827
Licensing fees                                                                     336,858                      553,886
Legal fees                                                                          81,363                           --
Printing fees                                                                       48,288                           --
Trustees' fees and expenses                                                         26,164                       40,463
Custodian fees                                                                      47,224                       93,299
Listing fees                                                                        12,808                           --
Accounting and  administration fees                                                272,177                      482,836
Registration and filing fees                                                        14,084                           --
Transfer agent fees                                                                 23,067                           --
Other expenses                                                                      59,581                      243,376
                                                                            ______________               ______________
    Total Expenses                                                               2,990,702                    5,146,729
    Less fees waived and expenses reimbursed by the investment advisor             (33,985)                          --
                                                                            ______________               ______________
Net Expenses                                                                     2,956,717                    5,146,729
                                                                            ______________               ______________
NET INVESTMENT INCOME (LOSS)                                                     7,470,307                   13,902,862
                                                                            ______________               ______________

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments                                                                 29,398,380                   48,450,270
    In-kind redemptions                                                         27,415,694                           --
                                                                            ______________               ______________
Net realized gain (loss)                                                        56,814,074                   48,450,270

Net change in unrealized appreciation (depreciation) on investments             10,193,087                  (16,192,745)
                                                                            ______________               ______________
Net realized and unrealized gain (loss)                                         67,007,161                   32,257,525
                                                                            ______________               ______________

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                         $   74,477,468               $   46,160,387
                                                                            ==============               ==============


* Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund. See Note 1 in the Notes to Financial Statements.

Page 52                See Notes to Financial Statements.




First Trust Exchange-Traded Fund

Statements of Changes in Net Assets


                                                                                 First Trust                   First Trust
                                                                                 Dow Jones Select              Morningstar(R)
                                                                                 MicroCap                      Dividend Leaders(SM)
                                                                                 Index(SM) Fund                Index Fund
                                                                ___________________________________________    ____________________
                                                                                        For the Period         For the Period
                                                                For the Year            September 27, 2005*    March 9, 2006*
                                                                Ended                   through                through
                                                                December 31, 2006       December 31, 2005      December 31, 2006
                                                                _____________________   ___________________    ____________________
OPERATIONS:
Net investment income (loss)                                    $       57,986          $       41,212          $   1,135,197
Net realized gain (loss)                                             3,858,753                (107,136)             1,133,275
Net change in unrealized appreciation (depreciation)
     on investments                                                     (4,051)                923,289              4,942,403
                                                                ______________          ______________          _____________
Net increase (decrease) in net assets resulting
     from operations                                                 3,912,688                 857,365              7,210,875
                                                                ______________          ______________          _____________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and in excess of net investment income           (67,080)                (31,372)            (1,240,001)
Net realized gains                                                          --                      --                     --
                                                                ______________          ______________          _____________
Total distribution to shareholders                                     (67,080)                (31,372)            (1,240,001)
                                                                ______________          ______________          _____________

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold                                           37,006,899              38,665,947             82,248,231
Value of shares repurchased                                        (63,479,407)                     --            (12,981,883)
Offering costs                                                              --                      --                     --
                                                                ______________          ______________          _____________
Net increase (decrease) in net assets resulting from
     shareholder transactions                                      (26,472,508)             38,665,947             69,266,348
                                                                ______________          ______________          _____________

Net increase (decrease) in net assets                              (22,626,900)             39,491,940             75,237,222

NET ASSETS:
Beginning of Period                                                 39,491,940                      --                     --
                                                                ______________          ______________          _____________
End of Period                                                   $   16,865,040          $   39,491,940          $  75,237,222
                                                                ==============          ==============          =============
Undistributed net investment income/(distributions in excess
     of net investment income) at end of period                 $        1,376          $        9,834          $    (104,804)
                                                                ==============          ==============          =============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period                              1,905,000                      --                     --
Shares sold                                                          1,700,000               1,905,000              3,800,002
Shares repurchased                                                  (2,900,000)                     --               (600,000)
                                                                ______________          ______________          _____________
Shares outstanding, end of period                                      705,000               1,905,000              3,200,002
                                                                ==============          ==============          =============


*  Inception date.


                     See Notes to Financial Statements.                  Page 53


First Trust Exchange-Traded Fund

Statements of Changes in Net Assets (Continued)


                                                                                        First Trust            First Trust
                                                                First Trust             NASDAQ-100             NASDAQ-100-
                                                                IPOX-100                Equal Weighted         Technology Sector
                                                                Index Fund              Index(SM) Fund         Index(SM) Fund
                                                                ____________________    ___________________    ____________________
                                                                For the Period          For the Period         For the Period
                                                                April 12, 2006*         April 19, 2006*        April 19, 2006*
                                                                through                 through                through
                                                                December 31, 2006       December 31, 2006      December 31, 2006
                                                                _____________________   ___________________    ____________________
OPERATIONS:
Net investment income (loss)                                    $         9,633         $       (9,563)        $       (24,769)
Net realized gain (loss)                                               (611,993)               521,972                 478,780
Net change in unrealized appreciation (depreciation)
     on investments                                                     800,668                 47,605                 (77,119)
                                                                _______________         ______________         _______________
Net increase (decrease) in net assets resulting
     from operations                                                    198,308                560,014                 376,892
                                                                _______________         ______________         _______________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                        --                     --                      --
Net realized gains                                                           --                     --                      --
                                                                _______________         ______________         _______________
Total distribution to shareholders                                           --                     --                      --
                                                                _______________         ______________         _______________

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold                                            43,915,451             32,413,288              33,510,515
Value of shares repurchased                                         (24,133,109)            (6,815,201)             (5,927,831)
Offering costs                                                               --                     --                      --
                                                                _______________         ______________         _______________
Net increase (decrease) in net assets resulting from
     shareholder transactions                                        19,782,342             25,598,087              27,582,684
                                                                _______________         ______________         _______________

Net increase (decrease) in net assets                                19,980,650             26,158,101              27,959,576

NET ASSETS:
Beginning of Period                                                          --                     --                      --
                                                                _______________         ______________         _______________
End of Period                                                   $    19,980,650         $   26,158,101         $    27,959,576
                                                                ===============         ==============         ===============
Undistributed net investment income (loss) at end
     of period                                                  $         9,633         $           --         $            --
                                                                ===============         ==============         ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period                                      --                     --                      --
Shares sold                                                           2,150,002              1,650,002               1,700,002
Shares repurchased                                                   (1,250,000)              (350,000)               (300,000)
                                                                _______________         ______________         _______________
Shares outstanding, end of period                                       900,002              1,300,002               1,400,002
                                                                ===============         ==============         ===============

*   Inception date.

** Results for periods prior to December 18, 2006 are of First Trust Value
   Line(R) Dividend Fund. See Note 1 in the Notes to Financial Statements.


Page 54               See Notes to Financial Statements.



First Trust        First Trust        First Trust         First Trust
Amex(R)            Dow Jones          DB Strategic        Value Line(R)
Biotechnology      Internet           Value               Equity Allocation
Index Fund         Index(SM) Fund     Index Fund          Index Fund               First Trust Value Line(R) Dividend Index Fund
_________________  _________________  _________________   __________________   ____________________________________________________
For the Period     For the Period     For the Period      For the Period       For the Period
June 19, 2006*     June 19, 2006*     July 6, 2006*       December 5, 2006*    June 1, 2006         For the Year    For the Year
through            through            through             through              through              Ended           Ended
December 31, 2006  December 31, 2006  December 31, 2006   December 31, 2006    December 31, 2006**  May 31, 2006**  May 31, 2005**
_________________  _________________  _________________   __________________   ____________________________________________________

$     (78,128)     $     (71,540)     $       88,369      $       18,537       $  7,470,307         $ 13,902,862    $ 13,350,696
    1,789,320          1,527,363             905,761              29,372         56,814,074           48,450,270      44,364,038

    1,694,994          1,801,999             421,535            (183,667)        10,193,087          (16,192,745)     20,049,513
_____________      _____________      ______________      ______________       ____________         ____________    ____________

    3,406,186          3,257,822           1,415,665            (135,758)        74,477,468           46,160,387      77,764,247
_____________      _____________      ______________      ______________       ____________         ____________    ____________


           --                 --             (70,400)                 --         (8,925,194)         (13,527,000)    (11,907,000)
           --                 --                  --                  --        (59,311,848)         (55,080,000)    (29,808,000)
_____________      _____________      ______________      ______________       ____________         ____________    ____________
           --                 --             (70,400)                 --        (68,237,042)         (68,607,000)    (41,715,000)
_____________      _____________      ______________      ______________       ____________         ____________    ____________


   43,126,529         36,616,435          35,100,009          20,920,099         37,030,620                   --              --
  (17,094,975)       (13,921,209)        (18,795,119)         (1,991,182)      (127,887,361)                  --              --
           --                 --                  --                  --                 --                   --         (75,000)(a)
_____________      _____________      ______________      ______________       ____________         ____________    ____________

   26,031,554         22,695,226          16,304,890          18,928,917        (90,856,741)                  --         (75,000)
_____________      _____________      ______________      ______________       ____________         ____________    ____________

   29,437,740         25,953,048          17,650,155          18,793,159        (84,616,315)         (22,446,613)     35,974,247


           --                 --                  --                  --        536,258,378          558,704,991     522,730,744
_____________      _____________      ______________      ______________       ____________         ____________    ____________
$  29,437,740      $  25,953,048      $   17,650,155      $   18,793,159       $451,642,063         $536,258,378    $558,704,991
=============      =============      ==============      ==============       ============         ============    ============

$          --      $          --      $       17,969      $       18,537       $         --         $  1,454,887    $  2,434,224
=============      =============      ==============      ==============       ============         ============    ============


           --                 --                  --                  --         32,400,000           32,400,000      32,400,000
    2,050,002          1,800,002           1,700,002           1,050,002          2,200,000                   --              --
     (800,000)          (650,000)           (900,000)           (100,000)        (7,662,000)                  --              --
_____________      _____________      ______________      ______________       ____________         ____________    ____________
    1,250,002          1,150,002             800,002             950,002         26,938,000           32,400,000      32,400,000
=============      =============      ==============      ==============       ============         ============    ============


(a) During the year ended May 31, 2005, it was determined that actual offering costs from the initial public offering of First Trust
      Value Line(R) Dividend Fund's Common Shares in August 2003 were more than the estimated offering costs by $75,000; therefore, paid-in capital in excess of par value of Common Shares was decreased by this amount.



                      See Notes to Financial Statements.                 Page 55



First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust Dow Jones Select MicroCap Index(SM) Fund

                                                                                                    For the Period
                                                                           For the                  September 27, 2005*
                                                                           Year Ended               through
                                                                           December 31, 2006        December 31, 2005
                                                                           _________________        ____________________

Net asset value, beginning of period                                       $       20.73            $       20.00
                                                                           _____________            _____________
Income from Investment Operations:
Net investment income**                                                             0.06                     0.03
Net realized and unrealized gain**                                                  3.19                     0.72
                                                                           _____________            _____________
Total from investment operations                                                    3.25                     0.75
                                                                           _____________            _____________

Distributions paid to shareholders from:
Net investment income                                                              (0.06)                   (0.02)
                                                                           _____________            _____________
Net asset value, end of period                                             $       23.92            $       20.73
                                                                           =============            =============

TOTAL RETURN ***                                                                   15.69%                    3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $      16,865            $      39,492
Ratios to average net assets:
Ratio of net expenses to average net assets                                         0.60%                    0.60%+
Ratio of total expenses to average net assets                                       1.18%                    1.44%+
Ratio of net investment income to average net assets                                0.24%                    0.51%+
Portfolio turnover rate ++                                                            20%                       6%



First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

                                                                                                    For the Period
                                                                                                    March 9, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment income**                                                                                      0.59
Net realized and unrealized gain**                                                                           3.52
                                                                                                    _____________
Total from investment operations                                                                             4.11
                                                                                                    _____________

Distributions paid to shareholders from:
Net investment income                                                                               $       (0.60)
                                                                                                    _____________
Net asset value, end of period                                                                      $       23.51
                                                                                                    =============

TOTAL RETURN ***                                                                                            20.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      75,237
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.45%+
Ratio of total expenses to average net assets                                                                0.99%+
Ratio of net investment income to average net assets                                                         3.55%+
Portfolio turnover rate ++                                                                                      9%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Page 56              See Notes to Financial Statements.


First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust IPOX-100 Index Fund

                                                                                                    For the Period
                                                                                                    April 12, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment income**                                                                                      0.01
Net realized and unrealized loss**                                                                           2.19
                                                                                                    _____________
Total from investment operations                                                                             2.20
                                                                                                    _____________

Net asset value, end of period                                                                      $       22.20
                                                                                                    =============

TOTAL RETURN ***                                                                                            11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      19,981
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.60%+
Ratio of total expenses to average net assets                                                                1.44%+
Ratio of net investment income to average net assets                                                         0.07%+
Portfolio turnover rate ++                                                                                     26%



First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

                                                                                                    For the Period
                                                                                                    April 19, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment loss**                                                                                       (0.01)
Net realized and unrealized gain**                                                                           0.13
                                                                                                    _____________
Total from investment operations                                                                             0.12
                                                                                                    _____________

Net asset value, end of period                                                                      $       20.12
                                                                                                    =============

TOTAL RETURN ***                                                                                             0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      26,158
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.60%+
Ratio of total expenses to average net assets                                                                1.31%+
Ratio of net investment loss to average net assets                                                          (0.07)%+
Portfolio turnover rate ++                                                                                      1%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                   See Notes to Financial Statements.                    Page 57



First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust NASDAQ-100-Technology Sector Index(SM) Fund

                                                                                                    For the Period
                                                                                                    April 19, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment loss**                                                                                       (0.03)
Net realized and unrealized gain**                                                                           0.00 (a)
                                                                                                    _____________
Total from investment operations                                                                            (0.03)
                                                                                                    _____________

Net asset value, end of period                                                                      $       19.97
                                                                                                    =============

TOTAL RETURN ***                                                                                            (0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      27,960
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.60%+
Ratio of total expenses to average net assets                                                                1.37%+
Ratio of net investment loss to average net assets                                                          (0.20)%+
Portfolio turnover rate ++                                                                                      7%



First Trust Amex(R) Biotechnology Index Fund

                                                                                                    For the Period
                                                                                                    June 19, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment loss**                                                                                       (0.07)
Net realized and unrealized gain**                                                                           3.62
                                                                                                    _____________
Total from investment operations                                                                             3.55
                                                                                                    _____________

Net asset value, end of period                                                                      $       23.55
                                                                                                    =============

TOTAL RETURN ***                                                                                            17.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      29,438
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.60%+
Ratio of total expenses to average net assets                                                                1.22%+
Ratio of net investment loss to average net assets                                                          (0.60)%+
Portfolio turnover rate ++                                                                                      4%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01 per share.


Page 58               See Notes to Financial Statements.



First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust Dow Jones Internet Index(SM) Fund

                                                                                                    For the Period
                                                                                                    June 19, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment loss**                                                                                       (0.07)
Net realized and unrealized gain**                                                                           2.64
                                                                                                    _____________
Total from investment operations                                                                             2.57
                                                                                                    _____________

Net asset value, end of period                                                                      $       22.57
                                                                                                    =============

TOTAL RETURN ***                                                                                            12.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      25,953
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.60%+
Ratio of total expenses to average net assets                                                                1.24%+
Ratio of net investment loss to average net assets                                                          (0.55)%+
Portfolio turnover rate ++                                                                                      4%



First Trust DB Strategic Value Index Fund

                                                                                                    For the Period
                                                                                                    July 6, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment income**                                                                                      0.12
Net realized and unrealized gain**                                                                           2.03
                                                                                                    _____________
Total from investment operations                                                                             2.15
                                                                                                    _____________

Distributions paid to shareholders from:
Net investment income                                                                                       (0.09)
                                                                                                    _____________

Net asset value, end of period                                                                      $       22.06
                                                                                                    =============

TOTAL RETURN ***                                                                                            10.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      17,650
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.65%+
Ratio of total expenses to average net assets                                                                2.59%+
Ratio of net investment income to average net assets                                                         1.29%+
Portfolio turnover rate ++                                                                                      4%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                See Notes to Financial Statements.                       Page 59



First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust Value Line(R) Equity Allocation Index Fund

                                                                                                    For the Period
                                                                                                    December 5, 2006*
                                                                                                    through
                                                                                                    December 31, 2006
                                                                                                    _________________

Net asset value, beginning of period                                                                $       20.00
                                                                                                    _____________
Income from Investment Operations:
Net investment income**                                                                                      0.03
Net realized and unrealized loss**                                                                          (0.25)
                                                                                                    _____________
Total from investment operations                                                                            (0.22)
                                                                                                    _____________

Net asset value, end of period                                                                      $       19.78
                                                                                                    =============

TOTAL RETURN ***                                                                                            (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $      18,793
Ratios to average net assets:
Ratio of net expenses to average net assets                                                                  0.70%+
Ratio of total expenses to average net assets                                                                3.25%+
Ratio of net investment income to average net assets                                                         1.82%+
Portfolio turnover rate ++                                                                                      1%


*     Inception date.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


Page 60             See Notes to Financial Statements.


First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust Value Line(R) Dividend Index Fund

                                                For the Period
                                                June 1, 2006           For the Year         For the Year        For the Year
                                                through                Ended                Ended               Ended
                                                December 31, 2006*     May 31, 2006*        May 31, 2005*       May 31, 2004*
                                                __________________     ________________     ________________    ________________

Net asset value, beginning of period            $         16.55        $         17.24      $         16.13     $         14.33(c)
                                                _______________        _______________      _______________     _______________
Income from Investment Operations:
Net investment income                                      0.24 **                0.43                 0.41                0.27
Net realized and unrealized
      gain (loss)                                          2.10 **                1.00                 1.99                1.86
                                                _______________        _______________      _______________     _______________
Total from investment operations                           2.34                   1.43                 2.40                2.13
                                                _______________        _______________      _______________     _______________

Distributions paid to shareholders from:
Net investment income                                     (0.63)                 (0.42)               (0.37)              (0.20)
Net realized gains                                        (1.49)                 (1.70)               (0.92)              (0.11)
                                                _______________        _______________      _______________     _______________
Total distributions to shareholders                       (2.12)                 (2.12)               (1.29)              (0.31)
                                                _______________        _______________      _______________     _______________

Common Shares offering costs charged
      to paid-in capital                                     --                     --                (0.00) #            (0.02)
                                                _______________        _______________      _______________     _______________

Net asset value, end of period                  $         16.77        $         16.55      $         17.24     $         16.13
                                                ===============        ===============      ===============     ===============

TOTAL RETURN                                              14.70%(b)              10.26%(a)            16.05%(a)           15.09%(a)
                                                ===============        ===============      ===============     ===============

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $       451,642        $       536,258      $       558,705     $       522,731
Ratios to average net assets:
Ratio of net expenses to
      average net assets                                   0.93% +                0.93%                0.93%               0.93% +
Ratio of total expenses to
      average net assets                                   0.94% +                0.93%                0.93%               0.93% +
Ratio of net investment income
      to average net assets                                2.36% +                2.51%                2.45%               2.29% +
Portfolio turnover rate ++                                   28%                    58%                  57%                 46%


* The Fund commenced operations on August 19, 2003. Results for periods prior to December 18, 2006 are of First Trust Value Line Dividend Fund. See Note 1 in the Notes to Financial Statements.
**    Based on average shares outstanding.
#     Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to December 18, 2006, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line Dividend Fund. See
      Note 1 in the Notes to Financial Statements. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(c)   Net of sales load of $0.675 per Common Share on initial offering.
+     Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                  See Notes to Financial Statements.                     Page 61


--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

First Trust Value Line(R) Dividend Fund (the "Predecessor Fund"), a closed-end fund organized as a Massachusetts business trust on June 11, 2003, reorganized with and into First Trust Value Line(R) Dividend Index Fund (FVD), an exchange-traded fund and newly created series of the Trust effective Friday, December 15, 2006. The Predecessor Fund ceased trading on the AMEX on Friday, December 15, 2006, and FVD began trading on the AMEX on Monday, December 18, 2006 under the ticker symbol "FVD," the same ticker symbol used by the Predecessor Fund. The assets of the Predecessor Fund were transferred to, and the liabilities of the Predecessor Fund were assumed by, FVD in exchange for shares of the Predecessor Fund on a one share for one share basis based upon the net asset value of the Predecessor Fund on Friday, December 15, 2006. FVD shares have been distributed to the Predecessor Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor Fund has been terminated. The historical results of the Predecessor Fund will survive for financial reporting purposes.

The Trust currently consists of ten funds:

First Trust Dow Jones Select MicroCap Index(SM) Fund - (AMEX ticker "FDM")
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund - (AMEX ticker "FDL") First Trust IPOX-100 Index Fund - (AMEX ticker "FPX")
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW") First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC") First Trust Amex(R) Biotechnology Index Fund - (AMEX ticker "FBT")
First Trust Dow Jones Internet Index(SM) Fund - (AMEX ticker "FDN")
First Trust DB Strategic Value Index Fund - (AMEX ticker "FDV")
First Trust Value Line(R) Equity Allocation Index Fund - (AMEX ticker "FVI") First Trust Value Line(R) Dividend Index Fund - (AMEX ticker "FVD")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed and traded on the American Stock Exchange ("AMEX") except for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, which are listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Funds' fees and expenses) of the following indices:

Fund                                                               Index
First Trust Dow Jones Select MicroCap Index(SM) Fund               The Dow Jones Select MicroCap Index(SM)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund         Morningstar(R) Dividend Leaders(SM) Index
First Trust IPOX-100 Index Fund                                    IPOX-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund               NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund            NASDAQ-100-Technology Sector Index(SM)
First Trust Amex(R) Biotechnology Index Fund                       Amex(R) Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                      Dow Jones Internet Composite Index(SM)
First Trust DB Strategic Value Index Fund                          Deutsche Bank CROCI(R) U.S.+ Index(TM)
First Trust Value Line(R) Equity Allocation Index Fund             Value Line(R) Equity Allocation Index
First Trust Value Line(R) Dividend Index Fund                      Value Line(R) Dividend Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


A. Portfolio Valuation

Each Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ(R) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships. Distributions from such investments may include a return of capital component.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

C. Dividends and Distribution to Shareholders

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually, except for First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and First Trust Value Line(R) Dividend Index Fund, which declare and pay dividends quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the period ended December 31, 2006 were as follows:

                                                                  Distributions           Distributions           Distributions
                                                                  paid from               paid from               paid from
                                                                  Ordinary Income         Capital Gains           Return of Capital
                                                                  ---------------         -------------           -----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund              $      67,080           $         --            $         --
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)          630,001                     --                      --
First Trust DB Strategic Value Index Fund                                70,400                     --                      --
First Trust Value Line(R) Dividend Fund                              19,499,734             46,401,234               2,336,074

(A) This amount is as of November 30, 2006, the Fund's tax year end.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


As of December 31, 2006, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                     Undistributed              Net Unrealized
                                                                    Ordinary Income       Appreciation/Depreciation
                                                                    ---------------       -------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                $         1,376             $     918,307
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)              338,316                 3,799,924
First Trust IPOX-100 Index Fund                                               9,633                   793,519
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                             --                    (5,654)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                          --                   (79,639)
First Trust Amex(R) Biotechnology Index Fund                                     --                 1,642,934
First Trust Dow Jones Internet Index(SM) Fund                                    --                 1,796,423
First Trust DB Strategic Value Index Fund                                    17,969                   415,996
First Trust Value Line(R) Equity Allocation Index Fund                       18,537                  (183,667)
First Trust Value Line(R) Dividend Index Fund                                    --                55,077,530

(A) These amounts are as of November 30, 2006, the Fund's tax year end.

D. Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

At December 31, 2006 for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                                  Capital Loss Available
                                                                       Through 2014
                                                                  ----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $     1,604,481
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (B)                52,755
First Trust IPOX-100 Index Fund                                              303,759
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                          15,480
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                       95,862
First Trust DB Strategic Value Index Fund                                     45,432

(B) This amount is as of November 30, 2006, the Fund's tax year end.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

The following Funds incurred and elected to defer net capital losses as follows:

                                                             Post-October Losses
                                                             -------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund          $      197,009
First Trust NASDAQ-100-Technology Sector Index(SM) Fund              353,461
First Trust Amex(R) Biotechnology Index Fund                             492
First Trust Dow Jones Internet Index(SM) Fund                          7,191
First Trust Value Line(R) Equity Allocation Index Fund                 1,625

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended December 31, 2006, the adjustments were as follows:

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


                                                                   Undistributed        Undistributed
                                                                  Net Investment       Capital Gains/
                                                                   Income (Loss)    (Accumulated Losses)    Paid in Capital
                                                                  --------------    --------------------    ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund              $          636       $   (5,357,035)      $    5,356,399
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                --             (356,689)             356,689
First Trust IPOX-100 Index Fund                                               --              301,085             (301,085)
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                       9,563             (787,720)             778,157
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                   24,769             (930,623)             905,854
First Trust Amex(R) Biotechnology Index Fund                              78,128           (1,841,872)           1,763,744
First Trust Dow Jones Internet Index(SM) Fund                             71,540           (1,540,130)           1,468,590
First Trust DB Strategic Value Index Fund                                     --             (956,732)             956,732
First Trust Value Line(R) Equity Allocation Index Fund                        --              (30,997)              30,997
First Trust Value Line(R) Dividend Index Fund                                 --          (23,943,979)          23,943,979

(A) These amounts are as of November 30, 2006, the Fund's tax year end.

E. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

Funds                                                           Licensor
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones & Company, Inc.
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund      Morningstar, Inc.
First Trust IPOX-100 Index Fund                                 IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund            The Nasdaq Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund         The Nasdaq Stock Market, Inc.
First Trust Amex(R) Biotechnology Index Fund                    American Stock Exchange LLC
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones & Company, Inc.
First Trust DB Strategic Value Index Fund                       Deutsche Bank AG
First Trust Value Line(R) Equity Allocation Index Fund          Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)

The license agreements allow for the use by First Trust of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust is entitled to a monthly fee calculated at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
                                                               ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 0.50%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund           0.30%
First Trust IPOX-100 Index Fund                                      0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                 0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund              0.40%
First Trust Amex(R) Biotechnology Index Fund                         0.40%
First Trust Dow Jones Internet Index(SM) Fund                        0.40%
First Trust DB Strategic Value Index Fund                            0.50%
First Trust Value Line(R) Equity Allocation Index Fund               0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


The Trust and the Advisor have entered into an Excess Expense Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeded the percentage of average daily net assets per year (the "Expense Cap") as shown below:

                                                                Expense Cap
                                                                -----------
First Trust Dow Jones Select MicroCap Index(SM) Fund               0.60%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund         0.45%
First Trust IPOX-100 Index Fund                                    0.60%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund               0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund            0.60%
First Trust Amex(R) Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index(SM) Fund                      0.60%
First Trust DB Strategic Value Index Fund                          0.65%
First Trust Value Line(R) Equity Allocation Index Fund             0.70%
First Trust Value Line(R) Dividend Index Fund                      0.70%

Each Fund's Expense Cap will be in effect for at least two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds if it would result in the Funds exceeding their Expense Cap.

For the period ended December 31, 2006, the advisory fee waivers and reimbursements of expenses (in order to maintain the expense limitations) were as follows:

                                                                  Advisory Fee Waivers    Expense Reimbursements
                                                                  --------------------    ----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                  $  118,834              $   19,137
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                96,022                  75,994
First Trust IPOX-100 Index Fund                                           54,862                  61,186
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                      57,302                  43,775
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                   48,629                  45,286
First Trust Amex(R) Biotechnology Index Fund                              52,085                  28,304
First Trust Dow Jones Internet Index(SM) Fund                             51,591                  31,308
First Trust DB Strategic Value Index Fund                                 34,125                  98,406
First Trust Value Line(R) Equity Allocation Index Fund                     5,106                  20,905
First Trust Value Line(R) Dividend Index Fund                                 --                  33,985

The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund.

The Trust paid each Trustee who is not an officer or employee of First Trust or any of its affiliates (the "Independent Trustees") an annual retainer of $10,000 which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Effective June 12, 2006, the Board of Trustees of the Trust unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Trust's Audit Committee, Valuation Committee and Nominating and Governance Committee.

Prior to December 15, 2006, The First Trust Value Line(R) Dividend Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings.

Prior to December 15, 2006, for the First Trust Value Line(R) Dividend Fund, First Trust was entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets for its investment advisory services.

Prior to December 15, 2006, PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as the First Trust Value Line(R) Dividend Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


                      4. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2006, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                   Purchases                  Sales
                                                                   ---------                  -----
First Trust Dow Jones Select MicroCap Index(SM) Fund            $     5,103,916          $     4,827,659
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund            4,075,371                3,758,451
First Trust IPOX-100 Index Fund                                       5,285,947                5,037,932
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    302,246                1,048,308
First Trust NASDAQ-100-Technology Sector Index(SM) Fund               1,234,537                1,490,976
First Trust Amex(R) Biotechnology Index Fund                            905,408                1,083,785
First Trust Dow Jones Internet Index(SM) Fund                         1,475,432                  931,189
First Trust DB Strategic Value Index Fund                               594,230                  950,278
First Trust Value Line(R) Equity Allocation Index Fund                   93,661                   93,289
First Trust Value Line(R) Dividend Index Fund                       152,832,733              214,470,049


For the period ended December 31, 2006, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                  Purchases                   Sales
                                                                  ---------                   -----
First Trust Dow Jones Select MicroCap Index(SM) Fund            $   36,893,808           $   63,317,504
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund          84,837,178               16,325,513
First Trust IPOX-100 Index Fund                                     43,197,169               23,672,495
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                32,435,462                6,021,557
First Trust NASDAQ-100-Technology Sector Index(SM) Fund             33,571,071                5,667,602
First Trust Amex(R) Biotechnology Index Fund                        42,524,918               16,495,943
First Trust Dow Jones Internet Index(SM) Fund                       36,009,104               13,863,454
First Trust DB Strategic Value Index Fund                           35,141,019               18,446,296
First Trust Value Line(R) Equity Allocation Index Fund              20,899,724                1,986,861
First Trust Value Line(R) Dividend Index Fund                       38,654,187              121,036,911


As of December 31, 2006, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                                                  Net Unrealized          Gross           Gross
                                                                                  Appreciation/         Unrealized      Unrealized
                                                                   Cost            Depreciation        Appreciation    Depreciation
                                                               ------------       --------------       ------------    ------------
First Trust Dow Jones Select MicroCap Index(SM) Fund           $ 15,974,953       $      918,307       $  1,641,585    $  (723,278)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund       69,976,851            4,927,412          5,230,995       (303,583)
First Trust IPOX-100 Index Fund                                  19,167,845              793,519          1,398,677       (605,158)
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund             26,243,074               (5,654)         1,717,779     (1,723,433)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund          28,128,330              (79,639)         1,484,523     (1,564,162)
First Trust Amex(R) Biotechnology Index Fund                     27,691,978            1,642,934          2,619,116       (976,182)
First Trust Dow Jones Internet Index(SM) Fund                    24,222,833            1,796,423          2,694,845       (898,422)
First Trust DB Strategic Value Index Fund                        17,249,975              415,996            767,119       (351,123)
First Trust Value Line(R) Equity Allocation Index Fund           18,942,607             (183,667)           161,044       (344,711)
First Trust Value Line(R) Dividend Index Fund                   395,552,773           55,077,530         60,383,007     (5,305,477)

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006


                                   5. CAPITAL

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the net asset value per unit of each Fund on the transaction date.

                        6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the implications of FIN 48 and its impact on the financial statements, which has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Funds' financial statement disclosures.

                              7. SUBSEQUENT EVENTS

The Board of Trustees of the Trust adopted a new compensation policy pursuant to which, effective January 1, 2007, the Independent Trustees are paid an annual retainer of $10,000 for each investment company of the First Trust Fund Complex up to a total of 14 investment companies (the "Trustees Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustees Compensation II" and together with Trustees Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation shall be divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Thomas R. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Niel B. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee for each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson are paid by the investment companies in the First Trust Fund Complex and the fees are divided equally among those investment companies.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Exchange-Traded Fund:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund, comprising First Trust Dow Jones Select MicroCap(SM) Index Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, and First Trust Value Line(R) Dividend Index Fund (the "Funds"), including the portfolios of investments, as of December 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded Fund as of December 31, 2006, the results of their operations, changes in its net assets, and the financial highlights for the respective periods presented in conformity with accounting principles generally accepted in the United States of America.


/s/  Deloitte & Touche LLP


Chicago, Illinois
February 21, 2007

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2006 (Unaudited)

                      Proxy Voting Policies and Procedures


A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                         Federal Income Tax Information

For the taxable year ended December 31, 2006, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                     Dividends Received Deduction
                                                                     ----------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                             100%
First Trust DB Strategic Value Index Fund                                        100%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund*                      100%
First Trust Value Line(R) Dividend Fund (the "Predecessor Fund")                  62%

*Information for the tax year ended November 30, 2006

For the taxable year ended December 31, 2006, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                   -------------------------

First Trust Dow Jones Select MicroCap Index(SM) Fund                          100%
First Trust DB Strategic Value Index Fund                                     100%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund*                   100%
First Trust Value Line(R) Dividend Fund (the "Predecessor Fund")               62%

*Information for the tax year ended November 30, 2006

For the year ended December 31, 2006, the amount of long-term capital gain distributions designated by the First Trust Value Line(R) Dividend Fund (the "Predecessor Fund") was $46,401,234 which is taxable at a 15% rate gain for federal income tax purposes.

                              Advisory Agreements

Board Considerations Regarding Approval of Advisory Contract for the First Trust DB Strategic Value Index Fund

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") for the First Trust DB Strategic Value Index Fund (the "Fund") for an initial two-year term at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any;

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2006 (Unaudited)

financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider the one-, three-, five- and seven year and since-inception performance of the applicable index. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers.

The Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for the Fund consisted solely of other exchange-traded funds ("ETFs") with characteristics similar to the Fund's, including an ETF for which the underlying portfolio is rebalanced more frequently than annually due to the complexity of the index. The Board considered certain limitations in the comparability of the funds in the peer group. The Board noted the services to be provided by First Trust for the annual advisory fee of 0.50% of the Fund's average daily net assets and that the proposed advisory fee for the Fund was above the median of the advisory fees of the peer group, but was the same as the other ETF whose portfolio is rebalanced more frequently than annually. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were lower for other ETFs, but higher for non-ETFs, except non-ETFs for which First Trust served as sub-adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Fund. In light of nature, extent and quality of services to be provided under the Agreement, and in light of First Trust's agreement to waive fees and/or pay Fund expenses for at least two years, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Advisory Contract for the First Trust Value Line(R) Equity Allocation Index Fund and the First Trust Value Line(R) Dividend Index Fund

The Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust on behalf of the First Trust Value Line(R) Equity Allocation Index Fund and the First Trust Value Line(R) Dividend Index Fund (each a "Fund" and collectively, the "Funds") for an initial two-year term at a meeting held on July 26, 2006. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2006 (Unaudited)

To reach this determination for each Fund, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees that, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel with respect to each Fund to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds; however, the Board did consider for each Fund performance information for its applicable index and for a comparable closed-end fund. For the First Trust Value Line(R) Equity Allocation Index Fund, the Board considered the hypothetical return performance of the Value Line(R) Equity Allocation Index(SM) (the "Equity Allocation Index") in comparison to actual returns for certain comparative indices for the period April 30, 2004 through March 31, 2006 (23 months) and also considered the investment performance of First Trust/Value Line(R) & Ibbotson Equity Allocation Fund ("FVI"), a closed-end fund (the board of trustees of which is the same as the Board of the Trust) historically trading at a discount which sought methods to reduce or eliminate its discount, with similar investment goals and policies and the portfolio composition of which was similar to the investment securities comprising the Equity Allocation Index. For the First Trust Value Line(R) Dividend Index Fund, the Board considered the hypothetical return performance of the Value Line(R) Dividend Index(SM) (the "Dividend Index") in comparison to actual returns for certain comparative indices for the period August 29, 2003 through June 30, 2006 (34 months) and also considered the investment performance of First Trust Value Line(R) Dividend Fund ("FVD"), a closed-end fund (the board of trustees of which is the same as the Board of the Trust) historically trading at a discount which sought methods to reduce or eliminate its discount, with similar investment goals and policies and the portfolio composition of which was similar to the investment securities comprising the Dividend Index. The Board considered the reasons for the creation of each Fund as a new series of the Trust, so that the First Trust Value Line(R) Equity Allocation Index Fund could acquire the assets of and effect a reorganization with FVI and the First Trust Value Line(R) Dividend Index Fund could acquire the assets of and effect a reorganization with FVD. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For each Fund, the Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for each Fund consisted solely of a small number of other exchange-traded funds ("ETFs") with characteristics similar to the Fund's. The Board noted the services to be provided by First Trust to each Fund for the annual advisory fee of 0.50% of the Fund's average daily net assets. The Board noted that for the First Trust Value Line(R) Equity Allocation Index Fund, the proposed advisory fee for the Fund was the same as the advisory fees of the peer group, but also considered that the fee was below the advisory fee of FVI. The Board noted that for the First Trust Value Line(R) Dividend Index Fund, the proposed advisory fee for the Fund was the highest of the advisory fees of the peer group, but also considered that the fee was below the advisory fee of FVD. The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust for each Fund are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which First Trust served as sub adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2006 (Unaudited)

those to be provided to the Funds. In light of the nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses in excess of the expense cap for at least two years, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for either Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
Board of Trustees and Officers - (Unaudited)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006

Information pertaining to the Trustees and Officers* of the Trust is set forth below. The statements of additional information for each Fund include additional information about the Trustees and are available without charge, upon request, by calling (800) 988-5891.

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                     INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee     o One year term          Physician; President,            34 portfolios         None
D.O.B. 04/51                     o 1 year, 6 months       Wheaton Orthopedics;
c/o First Trust Advisors L.P.      served                 Co-owner and Co-
1001 Warrenville Road                                     Director, Sports Med
Suite 300                                                 Center for Fitness;
Lisle, IL 60532                                           Limited Partner,
                                                          Gundersen Real Estate
                                                          Partnership

Thomas R. Kadlec, Trustee        o One year term          Vice President and               34 portfolios         None
D.O.B. 11/57                     o 1 year, 6 months       Chief Financial Officer
c/o First Trust Advisors           served                 (1990 to present), ADM
L.P.                                                      Investor Services, Inc.
1001 Warrenville Road                                     (Futures Commission
Suite 300                                                 Merchant); Registered
Lisle, IL 60532                                           Representative (2000 to
                                                          present), Segerdahl &
                                                          Company, Inc., an
                                                          NASD member (Broker-
                                                          Dealer); President,
                                                          ADM Derivatives, Inc.
                                                          (May 2005 to present)

Robert F. Keith, Trustee         o One year term          President, Hibs Enterprises      22 portfolios        None
D.O.B. 03/64                     o 6 months served        (Financial and Management
c/o First Trust Advisors L.P.                             Consulting) (2003 to present);
1001 Warrenville Road                                     Aramark Service Master
Suite 300                                                 Management (2001 to2003);
Lisle, IL 60532                                           President and Chief Operating
                                                          Officer, Service Master
                                                          Management Services (1998
                                                          to 2003)

Niel B. Nielson, Trustee         o One year term          President, Covenant              34 portfolios         Director of Good
D.O.B. 03/54                     o 1 year, 6 months       College (June 2002 to                                  News Publishers-
c/o First Trust Advisors           served                 present); Pastor, College                              Crossway Books;
L.P.                                                      Church in Wheaton                                      Covenant Transport,
1001 Warrenville Road                                     (1997 to June 2002)                                    Inc.
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
Board of Trustees and Officers - (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee          o One year Trustee       President, First Trust           34 portfolios         Trustee of
President, Chairman of the         term and indefinite    Advisors L.P. and First Trust                          Wheaton College
Board and CEO                      officer term           Portfolios L.P.; Chairman of
D.O.B. 09/55                     o 1 year, 6 months       the Board, BondWave LLC and
1001 Warrenville Road              served                 Stonebridge Advisors LLC
Suite 300
Lisle, IL 60532

----------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley, Treasurer,      o Indefinite term        Chief Financial Officer,         N/A                   N/A
Controller, Chief Financial      o 1 year, 6 months       Managing Director,  First
Officer, Chief Accounting          served                 Trust Advisors L.P. and First
Officer                                                   Trust Portfolios L.P.; Chief
D.O.B. 11/57                                              Financial Officer, BondWave LLC
1001 Warrenville Road                                     and Stonebridge Advisors LLC
Suite 300
Lisle, IL 60532

Kelley Christensen               o Indefinite term        Assistant Vice President,        N/A                   N/A
Vice President                   o Since December         First Trust Portfolios L.P.
D.O.B. 09/70                       10, 2006               and First Trust Advisors L.P.
1001 Warrenville Road
Suite 300

Lisle, IL 60532


James M. Dykas                   o Indefinite term        Vice President, First Trust      N/A                   N/A
Assistant Treasurer              o 1 year, 1 month        Advisors L.P. and First Trust
D.O.B. 01/66                       served                 Portfolios L.P. (January 2005
1001 Warrenville Road                                     to present); Executive Director,
Suite 300                                                 Van Kampen Asset Management and
Lisle, IL 60532                                           Morgan Stanley Investment
                                                          Management (1999-2005)

W. Scott Jardine, Secretary      o Indefinite term       General Counsel, First Trust      N/A                   N/A
and Chief Compliance Officer     o 1 year, 6 months      Advisors L.P.and First Trust
D.O.B. 05/60                       served                Portfolios L.P.; Secretary,
1001 Warrenville Road                                    BondWave LLC and Stonebridge
Suite 300                                                Advisors LLC
Lisle, IL 60532

--------------------------------------------------------------------------------
Board of Trustees and Officers - (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2006

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                      OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

Daniel J. Lindquist              o Indefinite term        Senior Vice President, First     N/A                   N/A
Vice President                   o 1 year, 1 month        Trust Advisors L.P.; Vice
D.O.B. 02/70                       served                 President, First Trust
1001 Warrenville Road                                     Portfolios L.P. (April 2004
Suite 300                                                 to present); Chief Operating
Lisle, IL 60532                                           Officer, Mina Capital
                                                          Management, LLC (January
                                                          2004-April 2004);Chief
                                                          Operating Officer, Samaritan
                                                          Asset Management Services,
                                                          Inc. (April 2000-January 2004)

Kristi A. Maher                  o Indefinite term        Assistant General Counsel,       N/A                   N/A
Assistant Secretary              o 1 year, 6 months       First Trust Advisors L.P.
D.O.B. 12/66                       served                 and First Trust Portfolios L.P.
1001 Warrenville Road                                     (March 2004 to present);
Suite 300                                                 Associate, Chapman and Cutler
Lisle, IL 60532                                           LLP (1995-2004)

Roger F. Testin                  o Indefinite term        Senior Vice President,           N/A                   N/A
Vice President                   o 1 year, 6 months       First Trust Advisors L.P.
D.O.B. 06/66                       served                 and First Trust Portfolios
1001 Warrenville Road                                     L.P. (August 2001 to present);
Suite 300                                                 Analyst, Dolan Capital Management
Lisle, IL 60532                                           (1998-2001)

Stan Ueland                      o Indefinite term        Vice President of First Trust    N/A                   N/A
Assistant Vice President         o Since December         Advisors L.P. and First Trust
D.O.B. 11/70                       10, 2006               Portfolios L.P. (August 2005 to
1001 Warrenville Road                                     present); Vice President;
Suite 300                                                 BondWave LLC (May 2004-August
Lisle, IL 60532                                           2005); AccountExecutive, Mina
                                                          Capital Management LLC and
                                                          Samaritan Asset Management LLC
                                                          (January 2003-May 2004); Sales
                                                          Consultant, Oracle Corporation
                                                          (January 1997-January 2003).

--------------------------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
Risk Considerations - (Unaudited)
--------------------------------------------------------------------------------

You should consider each Fund's investment objective, risks, and charges and expenses carefully before investing. You can download each Fund's prospectus at ftportfolios.com or contact First Trust Portfolios L.P. at 1-800-621-1675 to request a prospectus, which contains this and other information about the particular Fund. Read it carefully before you invest.

First Trust Portfolios L.P. is the distributor of the First Trust
Exchange-Traded Fund.

Risk Considerations:

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of traditional open-end (mutual) funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

The First Trust Dow Jones Select MicroCap Index(SM) Fund will invest in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and the First Trust IPOX-100 Index Fund may be concentrated in stocks of companies in individual sectors. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification.

The First Trust IPOX-100 Index Fund, the First Trust Amex(R) Biotechnology Index Fund and the First Trust Dow Jones Internet Index(SM) Fund will invest in small-cap companies and are subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, the First Trust Dow Jones Internet Index(SM) Fund and the First Trust DB Strategic Value Index Fund are concentrated in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust Amex(R) Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust Value Line(R) Equity Allocation Index Fund and the First Trust Value Line(R) Dividend Index Fund may invest in small capitalization and mid capitalization companies. Such companies may experience greater price volatility than larger, more established companies.

Not FDIC Insured           Not Bank Guaranteed       May Lose Value

--------------------------------
First Trust Exchange-Traded Fund
--------------------------------



INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


Back Cover

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item's instructions.


     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $6,000 from the inception of the Registrant on September 27, 2005 through December 31, 2005, and $27,500 for the fiscal year ended December 31, 2006.


         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the Registrant on September 27, 2005 through December 31, 2005, and $0 for the fiscal year ended December 31, 2006.

                Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the Registrant on September 27, 2005 through December 31, 2005, and $0 for the fiscal year ended December 31, 2006.

         (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0 from the inception of the Registrant on September 27, 2005 through December 31, 2005, and $6,000 for the fiscal year ended December 31, 2006. These fees were for tax preparation.

                Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years of the Registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0 from the inception of the Registrant on September 27, 2005 through December 31, 2005 and $0 for the fiscal year ended December 31, 2006.

         (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $54.13 for 2005 and $190.74 for 2006. These fees were for compliance consulting services.

                All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $75,119 for 2005 and $9,308 for 2006. These fees were for AIMR-PPS Verification Services and compliance consulting.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy both amended as of December 10, 2006, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.


  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%



     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from the inception of the registrant on September 27, 2005 through December 31, 2005 were $54.13 and $75,119 for the Registrant and the Registrant's investment adviser, respectively and for 2006 were $6,190.74 and $34,308 for the Registrant and the Registrant's investment adviser, respectively.

     (h) On December 10, 2006, the Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)   Certifications  pursuant to Rule  30a-2(a) under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant to Rule  30a-2(b) under the 1940 Act and
             Section 906 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST EXCHANGE-TRADED FUND

By: /s/ James A. Bowen
    ---------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    February 22, 2007



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ---------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    February 22, 2007



By: /s/ Mark R. Bradley
    ---------------------------

Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and
         Chief Accounting Officer

Date:    February 22, 2007